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As filed with the Securities and Exchange Commission on February 19, 2003

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Registration No. 333-82705/811-5672

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.                          ( )
POST-EFFECTIVE AMENDMENT NO. 7 (X)

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AND/OR

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REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
AMENDMENT NO. 111 (X)
(Check appropriate box or boxes)

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WRL SERIES ANNUITY ACCOUNT
(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
(Name of Depositor)

570 Carillon Parkway
St. Petersburg, Florida 33716
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(727) 299-1800

John K. Carter
Vice President and Senior Counsel
Western Reserve Life Assurance Co. of Ohio
570 Carillon Parkway
St. Petersburg, Florida 33716
(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

     immediately upon filing pursuant to paragraph (b) of Rule 485

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     on           , pursuant to paragraph (b) of Rule 485

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    60 days after filing pursuant to paragraph (a) of Rule 485

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 X  on May 1, 2003, pursuant to paragraph (a) of Rule 485

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PART A

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INFORMATION REQUIRED IN A PROSPECTUS

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THE WRL FREEDOM PREMIER PROSPECTUS DATED MAY 1, 2002, AS SUPPLEMENTED MAY 1, 2002, AND FILED WITH POST-EFFECTIVE AMENDMENT NO. 4 TO THIS REGISTRATION STATEMENT, AS SUPPLEMENTED ON NOVEMBER 1, 2002 AND JANUARY 17, 2003, AND AS SUPPLEMENTED AND FILED WITH POST-EFFECTIVE AMENDMENT NOS. 5 AND 6, ARE INCORPORATED HEREIN BY REFERENCE

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WRL FREEDOM PREMIER II
VARIABLE ANNUITY

Issued Through
WRL SERIES ANNUITY ACCOUNT
By
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus
May 1, 2003

This prospectus gives you important information about the WRL Freedom Premier II, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. This Contract is not available in all states.

You can put your money into 44 investment choices: a fixed account and 43 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 43 portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS
AEGON Bond	LKCM Capital Growth
Aggressive Asset Allocation	LKCM Strategic Total Return
Alger Aggressive Growth	Moderate Asset Allocation
American Century International	Moderately Aggressive Asset Allocation
Capital Guardian U.S. Equity	Munder Net50
Capital Guardian Value	PBHG Mid Cap Growth
Clarion Real Estate Securities	PBHG/NWQ Value Select
Conservative Asset Allocation	PIMCO Total Return
Dreyfus Mid Cap	Salomon All Cap
Federated Growth & Income	T. Rowe Price Dividend Growth
Gabelli Global Growth	T. Rowe Price Small Cap
GE U.S. Equity	Third Avenue Value
Marsico Growth (formerly, Goldman Sachs Growth)	Transamerica Convertible Securities
Great Companies – America SM	Transamerica Equity
Great Companies – Global 2	Transamerica Money Market
Great Companies – Technology SM	Transamerica Growth Opportunities
J.P. Morgan Enhanced Index	Transamerica U.S. Government Securities
Janus Balanced	Transamerica Value Balanced
Janus Global	Value Line Aggressive Growth
Janus Growth	VanKampen Emerging Growth
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) – SERVICE CLASS 2
VIP Equity–Income Portfolio
VIP Contrafund ® Portfolio
VIP Growth Opportunities Portfolio

If you would like more information about the WRL Freedom Premier II, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. Please call us at 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-8:00 p.m. Eastern Time), or write us at: Western Reserve, Administrative Office – Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

• are not bank deposits • are not federally insured • are not endorsed by any bank or government agency • are not guaranteed to achieve their goal • involve risks, including possible loss of premium	The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DEFINITIONS OF SPECIAL TERMS

SUMMARY

ANNUITY CONTRACT FEE TABLE

1. THE ANNUITY CONTRACT

2. ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity Payment Options Under the Contract
Fixed Annuity Payment Options
Variable Annuity Payment Options

3. PURCHASE
Contract Issue Requirements
Premium Payments
Initial Premium Requirements
Additional Premium Payments
Maximum Annual Premium Payments
Allocation of Premium Payments
Right to Cancel Period
Annuity Value
Accumulation Units

4. INVESTMENT CHOICES
The Separate Account
The Fixed Account
Transfers
Dollar Cost Averaging Program
Asset Rebalancing Program
Telephone or Fax Transactions
Third Party Investment Services
5. EXPENSES
Mortality and Expense Risk Charge
Administrative Charge
Additional Earnings Rider Charge
Annual Contract Charge
Transfer Charge
Loan Processing Fee
Premium Taxes
Federal, State and Local Taxes
Surrender Charge
Portfolio Management Fees
Reduced or Waived Charges and Expenses to
Groups

6. TAXES
Annuity Contracts in General
Qualified and Nonqualified Contracts
Partial and Complete Surrenders – Nonqualified Contracts
Multiple Contracts
Diversification and Distribution Requirements
Partial and Complete Surrenders – Qualified Contracts
Taxation of Death Benefit Proceeds
Annuity Payments
Transfers, Assignments or Exchanges of Contracts
Separate Account Charges
Possible Tax Law Changes

7. ACCESS TO YOUR MONEY
Partial and Complete Surrenders
Delay of Payment and Transfers
Systematic Partial Surrenders
Contract Loans for Certain Qualified Contracts

8. PERFORMANCE

9. DEATH BENEFIT
Payments on Death
Standard Death Benefit
Optional Death Benefit Riders
Effect of Adjusted Partial Surrender on Death Benefits
Additional Benefits with Spousal Continuation
Additional Death Benefit on Beneficiary’s Death
Alternate Payment Elections Before the Maturity Date
Additional Earnings Rider

10. OTHER INFORMATION
Ownership
Annuitant
Beneficiary
Assignment
Western Reserve Life Assurance Co. of Ohio
The Separate Account
Exchanges
Voting Rights
Distribution of the Contracts
Non-Participating Contract
Variations in Contract Provisions
IMSA
Legal Proceedings
Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Fi nancial Information

APPENDIX B
Historical Performance Data

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.
accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.
administrative office	Our administrative office and mailing address is P.O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.
annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.
annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.
beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.
cash value	The annuity value less any applicable premium taxes, any surrender charge, and any rider charges.
Code	The Internal Revenue Code of 1986, as amended.
Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.
death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds is the amount, if any, payable under the death benefit described in your Contract and in any optional death benefit rider that you purchased.
death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.
death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if a beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.
fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.
maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.
Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
NYSE	New York Stock Exchange.
nonqualified Contracts	Contracts issued other than in connection with retirement plans.
owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
portfolio	A separate investment portfolio of a fund.
premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.
qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.
subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.
surrender	The termination of a Contract at the option of an owner.
valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.
valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1.       The Annuity Contract

The WRL Freedom Premier II is a flexible payment variable accumulation deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 43 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 2% (in most states), and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.

For an additional charge, you may select either a compounding minimum death benefit rider or an annual step-up death benefit rider. You may only add one of the optional death benefit riders when you purchase the Contract.If you purchase one of these riders, you cannot drop it after we issue your Contract. You may also purchase an Additional Earnings Rider that may provide a supplemental death benefit if you have not already seleted an optional death benefit rider. See Section 9, Death Benefit, for details concerning these death benefit riders and the Additional Earnings Rider. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.       Annuity Payments (The Income Phase)

The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3.       Purchase

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4.       Investment Choices

You can invest your money in any of the 43 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS

AEGON Bond	LKCM Capital Growth
Aggressive Asset Allocation	LKCM Strategic Total Return
Alger Aggressive Growth	Moderate Asset Allocation
American Century International	Moderately Aggressive Asset Allocation
Capital Guardian U.S. Equity	Munder Net50
Capital Guardian Value	PBHG Mid Cap Growth
Clarion Real Estate Securities	PBHG/NWQ Value Select
Conservative Asset Allocation	PIMCO Total Return
Dreyfus Mid Cap	Salomon All Cap
Federated Growth & Income	T. Rowe Price Dividend Growth
Gabelli Global Growth	T. Rowe Price Small Cap
GE U.S. Equity	Third Avenue Value
Marsico Growth	Transamerica Convertible Securities
Great Companies – America SM	Transamerica Equity
Great Companies – Global2	Transamerica Money Market
Great Companies – Technology SM	Transamerica Growth Opportunities
J.P. Morgan Enhanced Index	Transamerica U.S. Government Securities
Janus Balanced	Transamerica Value Balanced
Janus Global	Value Line Aggressive Growth
Janus Growth	Van Kampen Emerging Growth
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) – SERVICE CLASS 2
VIP Equity-Income Portfolio
VIP Contrafund® Portfolio
VIP Growth Opportunities Portfolio

Please contact our administrative office at 1–800–851–9777, Ext. 6538 (Monday – Friday 8:00 a.m. – 8:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account. The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5.       Expenses

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 0.85% annually (1.25% if you select the compounding minimum death benefit or annual step-up death benefit) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. The optional death benefit riders are not available in all states.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35‰ of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your premium payment(s), if you surrender the Contract or partially surrender its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% — 25 through 36 months; 5% — 37 through 48 months; 4% — 49 through 60 months; 3% — 61 through 72 months; 2% — 73 through 84 months; and no surrender charge —85 months or more.

When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The “free amount” waiver does not apply to a complete surrender. We waive this charge under certain circumstances. See Expenses — Surrender Charge on page       for how we calculate surrender charges and waivers.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from       % to       % annually, depending on the portfolio. See the Annuity Contract Fee Table on page      of this prospectus and the fund prospectuses.

See Distribution of the Contracts on page      for information concerning compensation we pay our agents for the sale of the Contracts.

6.       Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59½ when you take money out of a Contract, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7.       Access to Your Money

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered.

8.       Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9.       Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant dies before the maturity date, the death benefit proceeds, if payable, will be determined by the death benefit option described in your Contract and in any optional death benefit rider that you purchased. If you purchase an optional death benefit rider, you cannot drop it after we issue your Contract.

Under the standard death benefit, the death benefit proceeds will be the greater of:

•	the annuity value as of the death report day; or

•	the total premium payments you make to the Contract reduced by any adjusted partial surrenders.

Under the compounding minimum death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or

•
total premiums paid for this Contract, less any adjusted partial surrenders, accumulated at 5% interest per annum from the date of payment or partial surrender until the earlier of (a) the date of death, or (b) the date of the annuitant’s 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

Under the annual step-up death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or

•
the highest annuity value as of any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premiums made and decreased for adjusted partial surrenders taken following the date of the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

The adjusted partial surrender is equal to (a) times (b) where:

(a)	is the ratio of the value of any proceeds that would have been payable had death occurred, to the annuity value, as these amounts existed on the date the partial surrender is processed, but prior to the processing; and

(b)	is the amount of the partial surrender.

An additional death benefit may be payable if you purchase the Additional Earnings Rider (not available if you purchase one of the optional death benefit riders) and it is in effect at the time the death benefit proceeds become payable. This rider is not available in all states and may vary by state. See Additional Earnings Rider on page      for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on page      for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10.      Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•
Reduced Minimum Initial Premium Payment (for nonqualified Contracts): You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

•
Systematic Partial Surrenders: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•
Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL Transamerica Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•
Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•	Telephone or Fax Transactions: You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.

•
Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial surrenders or surrender your Contract completely without paying the surrender charge, under certain circumstances.

•	Terminal Condition Waiver: Under a terminal condition waiver, if certain medically-related circumstances occur, we will allow you to fully or partially surrender your money without a surrender charge.

•
Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Contract Loans for Certain Qualified Contracts on page      for details.

•
Optional Death Benefit Riders: You may add one of these riders for an additional charge. If you wish to purchase one of the riders, you must select the rider on your application. If you purchase one of these riders, you cannot drop it after we issue your Contract. These riders are not available to owners, joint owners or annuitants age 71 or older on the Contract date. These riders are not available in all states and may vary by state.

•
Compounding Minimum Death Benefit Rider: total premium payments paid for this Contract, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

•
Annual Step-Up Death Benefit Rider: the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed maximum of 200% of total premium payments less partial surrenders.

•
Additional Earnings Rider: You may add this rider for an additional charge during the accumulation period if you, a joint owner and the annuitant are age 70 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

•
Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

•
Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period, and we will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•
Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional riders or features described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-8:00 p.m. Eastern Time).

11.      Inquiries

If you need more information, please contact us at:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P.O. Box 9051
Clearwater, FL 33758-9051
1-800-851-9777, Ext. 6538
(Monday-Friday 8:00 a.m.-8:00 p.m. Eastern Time)
www.westernreserve.com

ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments) (1)(2)	7%
Transfer Charge (3)	$10 after 12 per year
Loan Processing Fee (4)	$30 per loan

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges other than Portfolio Expenses

Annual Contract Charge (2) (5)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Under Standard Death Benefit: Mortality and Expense Risk Charge (6) Administrative Charge (6) Total Separate Account Annual Expenses	0.85% 0.40% 1.25%
With Compounding Minimum Death Benefit Rider Added (optional): Mortality and Expense Risk Charge (6) Administrative Charge (6) Total Separate Account Annual Expenses	1.25% 0.40% 1.65%
With Annual Step-Up Death Benefit Rider Added (optional): Mortality and Expense Risk Charge (6) Administrative Charge (6) Total Separate Account Annual Expenses	1.25% 0.40% 1.65%
Annual Charges for Optional Riders (optional):
Additional Earnings Rider Charge (7)	0.35%

The next table shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Range of Expenses for the Portfolios (8)

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)
Net Annual Portfolio Operating Expenses (9)

(total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses — after any contractual waivers of fees and expenses)%		%

(1)	The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first three years after the premium payment was made to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.

(2)	We may reduce or waive the surrender charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(3)	Currently there is no charge for transfers from the fixed account.

(4)	Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.

(5)	We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(6)	These charges apply to each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 0.85% applies when you have selected the standard death benefit. If you select the compounding minimum death benefit rider or the annual step-up death benefit rider, then the mortality and expense risk charge will increase to 1.25%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

(7)	This rider is optional. If you add the rider, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

(8)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(9)	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until [DATE].

Example of Maximum Charges

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges (assuming the compounding minimum death benefit or annual step-up death benefit has been added), and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1)      If you surrender the Contract at the end of the applicable time period:

1 year               3 years                5 years                10 years

$____          $_____          $_____          $_____

(2)      If you annuitize* or remain invested in the Contract at the end of the applicable time period:

1 year                3 years                5 years                10 years

$____          $_____          $_____          $_____

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract that reflect the cost of the standard death benefit (total separate account annual expenses of 1.25%) and the optional compounding minimum death benefit or the annual step-up death benefit (total separate account annual expenses of 1.65%).

1.      THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Premier II variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 2% (in most states) per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

2.       ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page __) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant due to death of the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

Annuity Payment Options Under the Contract

The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime; or

•	10 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain — We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.      PURCHASE

Contract Issue Requirements

We will issue a Contract if:

•	we receive information we need to issue the Contract;

•	we receive a minimum initial premium payment (except for 403(b) Contracts); and

•	the annuitant is age 85 or younger.

In order to purchase the compounding minimum death benefit rider, annual step-up death benefit rider or Additional Earnings Rider, you, a joint owner and the annuitant must be age 70 or younger. If you purchase one of these riders, you cannot drop it after we issue your Contract. You may not purchase the Additional Earnings Rider if you have purchased an optional death benefit rider.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Premium Requirements

The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.

We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is the Contract date. If we receive your complete Contract application and initial premium payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial premium payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial premium payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial premium payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

All First Bank of Baltimore ABA #: 052000113 For credit to: Western Reserve Life Account #: 89539600 Owner’s Name: Contract Number: Attention: Annuity Accounting

We may reject any application or premium payments for any reason permitted by law.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Premium Payments

We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page __. The allocation change will apply to premium payments received after the date we receive the change request.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any surrender charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.      INVESTMENT CHOICES

The Separate Account

Currently 43 subaccounts of the separate account are offered through this Contract.

The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

Portfolio	Investment Objective	Adviser or Sub-Adviser

AEGON Bond	Seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital.	Banc One Investment Advisors Corp.
Aggressive Asset Allocation	Seeks capital appreciation and current income.	AEGON/Transamerica Fund Advisers, Inc.
Alger Aggressive Growth	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
American Century International	Seeks capital growth.	American Century Investment Management, Inc.
Capital Guardian U.S. Equity	Seeks to provide long-term growth of capital.	Capital Guardian Trust Company
Capital Guardian Value	Seeks to provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts) and other U.S. registered foreign securities.	Capital Guardian Trust Company
Clarion Real Estate Securities	Seeks long-term total returns from investments primarily in equity securities of real estate companies.	Clarion CRA Securities, LP
Dreyfus Mid Cap	Seeks total investment returns (including capital appreciation and income), which consistently outperform the S&P 400 Mid Cap Index.	The Dreyfus Corporation

Portfolio	Investment Objective	Adviser or Sub-Adviser
Federated Growth & Income	Seeks total return by investing in securities that have defensive characteristics.	Federated Investment Counseling
Gabelli Global Growth	Seeks to provide investors with appreciation of capital.	Gabelli Asset Management Company
GE U.S. Equity	Seeks long-term growth of capital.	GE Asset Management Incorporated
Marsico Growth	Seeks long-term growth of capital.	Banc of America Capital Management, LLC
Great Companies — America SM	Seeks long-term growth of capital.	Great Companies, L.L.C.
Great Companies — Global[2]	Seeks long-term growth of capital in a manner consistent with preservation of capital.	Great Companies, L.L.C.
Great Companies —Technology SM	Seeks long-term growth of capital.	Great Companies, L.L.C.
J.P. Morgan Enhanced Index	Seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.	J.P. Morgan Investment Management Inc.
Janus Balanced	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Global	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC
Janus Growth	Seeks growth of capital.	Janus Capital Management LLC
LKCM Capital Growth	Seeks long-term growth of capital through a disciplined investment approach focusing on companies with superior growth prospects.	Luther King Capital Management Corporation
LKCM Strategic Total Return	Seeks to provide current income, long-term growth of income and capital appreciation.	Luther King Capital Management Corporation
Moderate Asset Allocation	Seeks capital appreciation.	AEGON/Transamerica Fund Advisers, Inc.
Moderately Aggressive Asset Allocation	Seeks capital appreciation.	AEGON/Transamerica Fund Advisers, Inc.
Munder Net50	Seeks long-term capital appreciation.	Munder Capital Management
PBHG Mid Cap Growth	Seeks capital appreciation.	Pilgrim Baxter & Associates, Ltd.
PBHG/NWQ Value Select	Seeks to achieve maximum, consistent total return with minimum risk to principal.	Pilgrim Baxter & Associates, Ltd. NWQ Investment Management Company, Inc.
PIMCO Total Return	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Salomon All Cap	Seeks capital appreciation.	Salomon Brothers Asset Management, Inc

Portfolio	Investment Objective	Adviser or Sub-Adviser
T. Rowe Price Dividend Growth	Seeks to provide an increasing level of dividend income, long-term capital appreciation, and reasonable current income, through investments primarily in dividend paying stocks.	T. Rowe Price Associates, Inc.
Third Avenue Value	Seeks long-term capital appreciation.	EQSF Advisers, Inc.
Transamerica Convertible Securities	Seeks maximum total return through a combination of current income and capital appreciation.	Transamerica Investment Management, LLC
Transamerica Equity	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC
Transamerica Growth Opportunities	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC
Transamerica Money Market	Seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.	Transamerica Investment Management, LLC
Transamerica U.S. Government Securities	Seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.	Transamerica Investment Management, LLC
Transamerica Value Balanced	Seeks preservation of capital and competitive investment returns.	Transamerica Investment Management, LLC
Value Line Aggressive Growth	Seeks to realize capital growth.	Value Line, Inc.
Van Kampen Emerging Growth	Seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.	Van Kampen Asset Management Inc.
VIP Equity-Income Portfolio	Seeks reasonable income.	Fidelity Management & Research Company
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.	Fidelity Management & Research Company

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777, Ext. 6538 (Monday — Friday 8:00 a.m. — 8:00 p.m. Eastern Time) or visit our website (www.westernreserve.com)to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfoliosor portfolio classes to allocations of new premiums by existing or new Contract owners at any time or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers

The Fixed Account

Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 2% (in most states) per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Transfers from the fixed account are allowed only once each Contract year. We must receive written notice at our administrative office within 30 days after a Contract anniversary. The amount that may be transferred is the greater of (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to once per Contract year.

The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone or fax, subject to limitations described under Telephone or Fax Transactions on page __.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Costs and Market Timing. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by an owner.

The portfolios do not permit market timing. Do not invest with us if you are a market timer. When we identify you as a market timer, we will immediately notify your agent who will then notify you that any additional requests for transfers will be subject to certain restrictions, including the loss of electronic and telephone transfer privileges.

The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio’s operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone or Fax Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if you live, or if your Contract was issued, in a community property state;

•	if the amount you want to withdraw is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-8:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Please use the following fax numbers for the following types of transactions:

•
To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•
To request a partial surrender, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone or fax transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.      EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 0.85% of the average daily net assets that you have invested in each subaccount. If you add the compounding minimum death benefit or annual step-up death benefit, the mortality and expense risk charge increases to 1.25%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. Currently, there is no charge for transfers from the fixed account. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial surrender; or

•	a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent premium payments:

State	Qualified Contracts	Nonqualified Contracts

South Dakota	0.00%	1.25%
Wyoming	0.00%	1.00%

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

State	Qualified Contracts	Nonqualified Contracts

California	0.50%	2.35%
Maine	0.00%	2.00%
Nevada	0.00%	3.50%
West Virginia	1.00%	1.00%

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Surrender Charge

During the accumulation period, except under certain qualified Contracts, you may surrender part or all of the annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

The following schedule shows the surrender charges that apply during the seven years following each premium payment:

Number of Months Since Premium Payment Date	Surrender Charge
12 or less	7%
13 through 24	7%
25 through 36	6%
37 through 48	5%
49 through 60	4%
61 through 72	3%
73 through 84	2%
85 or more	0%

For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $7,000 on the $100,000 premium, (7% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $7,000 (7% of $100,000).

Keep in mind that partial and complete surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

There are several ways that you may make a partial surrender and we will not deduct the full surrender charge:

1.  Partial Surrenders Up to the Free Amount. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount (does not apply to New Jersey residents). For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (A) plus (B) where:

(A)      is equal to:

(i)	the annuity value on the date of the partial surrender; plus

(ii)	any amounts previously surrendered from the Contract under (B) below; plus

(iii)	any amounts previously surrendered from the Contract that were subject to surrender charges; minus

(iv)	the total of all premiums paid for the Contract.

and

(B)      is equal to:

(i)	10% of the remaining annuity value following the determination of (A) above on the date of the partial surrender; minus

(ii)	any amounts partially surrendered under (B)(i) above during the Contract year in which the partial surrender is requested.

For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (A) ($108,000 —$100,000 = $8,000), and $3,000 is surrender charge free under (B) ($100,000 × 10% = $10,000 maximum amount under (B)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

(A)(i) —	$106,000 is the annuity value on the date of the partial surrender; and is added to
(A)(ii) —	$3,000 is the amount of the surrender that occurred in the 13th month surrendered under (B) of the formula (see paragraph above); plus
(A)(iii) —	$0 are amounts previously surrendered that were subject to surrender charges; minus
(A)(iv) —	$100,000 is the total of all premiums paid.

The total for (A) is: $106,000 + $3,000 + $0 — $100,000 = $9,000

AND

(B)(i) —	$9,700 is 10% of the remaining annuity value following the determination of (A) above on the date of partial surrender [$106,000 — $9,000 = $97,000 (remaining annuity value) × 10% = $9,700]; minus
(B)(ii) —	$3,000 is the amount partially surrendered under (B)(i) above during the Contract year in which the current partial surrender is requested.

The total for (B) is: $9,700 — $3,000 = $6,700.

The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (B) = $15,700.

The portion of this partial surrender which is subject to a surrender charge is $20,000 — $15,700 = $4,300.

The surrender charge is calculated to be $323.66 (7% of $4,624).

The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

2.  Systematic Partial Surrenders. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.

You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. (Additional limitations apply. See Systematic Partial Surrenders on page __.)

3.  Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the surrender charge, provided:

•	you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;

•	your confinement began after the Contract date; and

•	you provide us with satisfactory written evidence of your confinement, including dates, at the time you make each request for partial surrender or complete surrender.

We will waive the surrender charge under this waiver only for partial and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

4.  Terminal Condition Waiver. If your Contract contains a terminal condition waiver, we will waive the surrender charge upon a complete or partial surrender, provided:

•	you (or any joint owner) is diagnosed with a terminal condition after the Contract date;

•	you (or any joint owner) provide a written statement acceptable to us and signed by a physician;

•	the written statement provides the physician’s diagnosis and prognosis of your (or any joint owner’s) non-correctable medical condition; and

•
the written statement says with reasonable medical certainty that the non-correctable medical condition will result in death within 12 months from the date of the written statement, taking into consideration ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

We will waive all surrender charges upon receipt of a complete or partial surrender request if you include such a written statement from a physician with your request. The minimum amount that you may partially surrender under this waiver is $1,000. If you request a complete surrender, or a partial surrender for an amount that reduces the annuity value below the minimum balance required under your Contract, we will pay you the Contract’s complete annuity value and your Contract will terminate. This waiver is not available in all states.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table on page __ of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may be affiliated with us and some may pay us (and our affiliates) more than others.

Reduced or Waived Charges and Expenses to Groups

We may reduce or waive the surrender charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6.      TAXES

Note: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract — qualified or nonqualified (discussed below).

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

•
Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if an owner meets certain rules.

•
Tax-Sheltered Annuity Plan (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

•
Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

Partial and Complete Surrenders • Nonqualified Contracts

In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender, you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless an owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Multiple Contracts

All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual’s gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

Diversification and Distribution Requirements

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner’s death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during an owner•s life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

Partial and Complete Surrenders — Qualified Contracts

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the “investment in the contract” can be zero.

The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	in the case of hardship. However, in the case of hardship, an owner can only partially surrender the premium payments and not any earnings.

Defaulted loans from Code Section 401(a) or 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts.

Taxation of Death Benefit Proceeds

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by an owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total premium payments, less amounts received which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined as follows:

•
Fixed payments — by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments — by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant’s death, the excess (if any) of the “investment in the contract” as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

Transfers, Assignments or Exchanges of Contracts

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also an owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. For example, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult with your tax advisor prior to selecting any optional benefit under the Contract.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

We have the right to modify the Contact to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7.      ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract in several ways:

•	by making either a partial or complete surrender; or

•	by taking annuity payments.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any surrender charges;

•	any premium taxes;

•	any loans;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9, Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

•	all requests for partial or complete surrenders over $500,000;

•	where the partial or complete surrender proceeds will be sent to an address other than the address of record; or

•	any request for partial or complete surrender within 30 days of an address change.

All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-8:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may be required to provide additional information about your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Surrenders

During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:

•	is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year); or

•	is purchased by a pension, profit-sharing, or other similar plan under Section 401(a) of the Code (including Section 401(k) plans — please contact your plan administrator).

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•
$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force, and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan balance plus interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70½.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•	a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 401(a) or 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8.       PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. Charges for the optional riders are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.       DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). The beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of an owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Alternate Payment Elections Before the Maturity Date on page __ for details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider on page __ for details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

Person Who Dies Before Maturity Date	Death Benefit
If an owner and the annuitant ARE the same person and that person dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some cases, reset the death benefit. (4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset. (3)
If the surviving spouse who continued the Contract dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.
If an owner and an annuitant ARE NOT the same person, and an annuitant dies first:	Then, an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.
If an owner and an annuitant ARE NOT the same person, and an owner dies first:	Then, we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.(6)

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2)	If neither the surviving spouse nor any beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.

(3)	If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We also will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, if you purchase the optional compounding minimum death benefit or annual step-up death benefit, the phrase “the annuitant’s 81st birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.

(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.

(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on page . Not all payment options provide for a death benefit.

If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Standard Death Benefit

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by adjusted partial surrenders.

The standard death benefit proceeds are not payable after the maturity date.

Optional Death Benefit Riders

On the Contract application, you may add either the compounding minimum death benefit rider or the annual step-up death benefit rider. These riders are not available if you, a joint owner or the annuitant is age 71 or older on the Contract date. These riders are only payable during the accumulation period and are not payable after the maturity date. You may not select a death benefit rider after the Contract has been issued. If you purchase one of these riders, you cannot drop it after we issue your Contract. You may not add the Additional Earnings Rider if you have purchased a death benefit rider.

Compounding Minimum Death Benefit Rider. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the compounding minimum death benefit proceeds are the greater of:

•	the standard death benefit; or

•
the compounding minimum death benefit: This benefit equals total premium payments, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any adjusted partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday. This death benefit will not exceed 200% of total premium payments less partial surrenders.

Annual Step-Up Death Benefit Rider. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the annual step-up death benefit proceeds are the greater of:

•	the standard death benefit; or

•
the annual step-up death benefit: This benefit equals the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

If you select either of these riders, then the mortality and expense risk charge will increase to 1.25%.

Effect of Adjusted Partial Surrender on Death Benefits

When you request a partial surrender, we will reduce the death benefit under the Contract by an “adjusted partial surrender.” A partial surrender will reduce the death benefit proceeds by the amount of the partial surrender times the ratio of:

•	the amount of the death benefit proceeds on the same date as, but immediately before the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the death benefit proceeds are greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the death benefit proceeds are less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Additional Benefits with Spousal Continuation

If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death

If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period, and we will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specific number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is an IRA.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, if you purchase an optional death benefit rider, the phrase “the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the annuity value as of the death report day and adding any subsequent premium payments and subtracting the total adjusted partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. When you buy this rider, you must name each owner as an annuitant.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

You may elect the rider when we issue the Contract or on any Monthiversary before you, a joint owner or the annuitant reach age 71. You may not add this rider if you have already purchased an optional death benefit rider. The date you add the rider to the Contract is the rider date.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

•	the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus

•	the premium payments made after the rider date; less

•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Example: On May 1, 2002, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 premium payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of an owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider) is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000+$14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant’s Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, are, the deceased owner’s spouse will have the following options:

•
terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•
continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is an annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•
terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•
continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date on page __.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written cancellation notice at our administrative office;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10.      OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the beneficiary is not an owner’s spouse, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Prior to the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, an owner’s estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. (“AEGON USA”), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 43 subaccounts offered through this Contract. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

AFSG, an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the “NASD”). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

AFSG will receive the 12b-1 fees assessed against the fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from premium payments. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations, since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement or on Western Reserve’s ability to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract — General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P.O. Box 9051
Clearwater, Florida 33758-9051
1-800-851-9777, Ext. 6538
(Monday-Friday 8:00 a.m.-8:00 p.m. Eastern Time)

APPENDIX A
CONDENSED FINANCIAL INFORMATION

         The accumulation unit values (“AUV”) and the number of accumulation units (“AU”) outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding as follows:

•	Three variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.25% separate account annual expense; and

•	Five variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.65% separate account annual expense.

Subaccounts with Separate Account Annual Expenses of 1.25%:

WRL TRANSAMERICA MONEY MARKET SUBACCOUNT (1)
(Separate Account Annual Expenses — 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

02/24/1989 (2) — 12/31/1989	$10.000	$10.579	279,180
12/31/1990	$10.579	$11.235	1,774,514
12/31/1991	$11.235	$11.681	2,482,842
12/31/1992	$11.681	$11.888	3,459,934
12/31/1993	$11.888	$12.026	2,739,178
12/31/1994	$12.026	$12.294	4,499,778
12/31/1995	$12.294	$12.799	3,249,712
12/31/1996	$12.799	$13.287	3,848,980
12/31/1997	$13.287	$13.818	2,860,806
12/31/1998	$13.818	$14.369	3,395,945
12/31/1999	$14.369	$14.879	6,518,077
12/31/2000	$14.879	$15.594	3,862,923
12/31/2001	$15.594	$16.013	4,888,699

WRL AEGON BOND SUBACCOUNT (1)
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

02/24/1989 (2) — 12/31/1989	$10.000	$11.272	339,412
12/31/1990	$11.272	$11.831	598,466
12/31/1991	$11.831	$13.894	1,389,932
12/31/1992	$13.894	$14.650	3,565,475
12/31/1993	$14.650	$16.404	4,052,875
12/31/1994	$16.404	$15.076	3,130,365
12/31/1995	$15.076	$18.312	2,954,875
12/31/1996	$18.312	$18.110	2,513,342
12/31/1997	$18.110	$19.522	2,360,470
12/31/1998	$19.522	$21.076	2,414,683
12/31/1999	$21.076	$20.203	1,843,337
12/31/2000	$20.203	$22.124	1,556,606
12/31/2001	$22.124	$23.614	2,019,539

WRL JANUS GROWTH SUBACCOUNT (1)
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

02/24/1989 (2) – 12/31/1989	$10.000	$13.399	2,127,009
12/31/1990	$13.399	$13.210	5,538,622
12/31/1991	$13.210	$20.848	13,667,137
12/31/1992	$20.848	$21.072	26,351,578
12/31/1993	$21.072	$21.639	26,573,194
12/31/1994	$21.639	$19.595	20,917,559
12/31/1995	$19.595	$28.471	18,708,618
12/31/1996	$28.471	$33.168	17,369,775
12/31/1997	$33.168	$38.503	14,841,891
12/31/1998	$38.503	$62.542	13,063,412
12/31/1999	$62.542	$98.623	11,831,098
12/31/2000	$98.623	$69.208	10,630,619
12/31/2001	$69.208	$49.070	8,638,686

WRL JANUS GLOBAL SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

12/03/1992 (3) – 12/31/1992	$10.000	$10.152	25,000
12/31/1993	$10.152	$13.537	5,121,285
12/31/1994	$13.537	$13.403	10,796,779
12/31/1995	$13.403	$16.289	8,682,451
12/31/1996	$16.289	$20.548	10,764,227
12/31/1997	$20.548	$24.098	10,843,759
12/31/1998	$24.098	$30.943	9,639,964
12/31/1999	$30.943	$52.288	8,766,540
12/31/2000	$52.288	$42.578	8,269,031
12/31/2001	$42.578	$32.442	6,380,103

WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

03/01/1993 (3) – 12/31/1993	$10.000	$11.254	4,340,344
12/31/1994	$11.254	$11.055	8,015,123
12/31/1995	$11.055	$13.610	8,550,697
12/31/1996	$13.610	$15.457	8,849,836
12/31/1997	$15.457	$18.601	8,830,827
12/31/1998	$18.601	$20.140	7,983,192
12/31/1999	$20.140	$22.291	7,040,002
12/31/2000	$22.291	$21.186	6,571,912
12/31/2001	$21.186	$20.466	5,179,445

WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

03/01/1993 (3) – 12/31/1993	$10.000	$12.367	4,719,227
12/31/1994	$12.367	$11.315	7,378,138
12/31/1995	$11.315	$16.403	7,059,547
12/31/1996	$16.403	$19.258	7,440,062
12/31/1997	$19.258	$23.099	7,179,790
12/31/1998	$23.099	$31.329	6,442,520
12/31/1999	$31.329	$63.478	6,153,697
12/31/2000	$63.478	$55.219	5,867,693
12/31/2001	$55.219	$36.411	4,479,229

WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

03/01/1994 (3) – 12/31/1994	$10.000	$9.792	1,869,106
12/31/1995	$9.792	$13.347	4,919,998
12/31/1996	$13.347	$14.558	4,385,416
12/31/1997	$14.558	$17.864	4,172,912
12/31/1998	$17.864	$26.232	4,069,236
12/31/1999	$26.232	$43.787	3,898,221
12/31/2000	$43.787	$29.695	3,836,678
12/31/2001	$29.695	$24.501	2,841,405

WRL AEGON BALANCED SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

03/01/1994 (3) - 12/31/1994	$10.000	$9.348	983,274
12/31/1995	$9.348	$11.060	1,005,549
12/31/1996	$11.060	$12.094	1,124,365
12/31/1997	$12.094	$13.986	1,238,709
12/31/1998	$13.986	$14.770	1,335,853
12/31/1999	$14.770	$15.027	1,452,658
12/31/2000	$15.027	$15.706	1,173,856
12/31/2001	$15.706	$15.056	1,020,809

WRL FEDERATED GROWTH & INCOME SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

03/01/1994 (3) – 12/31/1994	$10.000	$9.463	561,868
12/31/1995	$9.463	$11.705	995,803
12/31/1996	$11.705	$12.905	960,652
12/31/1997	$12.905	$15.887	884,769
12/31/1998	$15.887	$16.168	1,020,628
12/31/1999	$16.168	$15.256	741,824
12/31/2000	$15.256	$19.461	980,718
12/31/2001	$19.461	$22.237	1,806,293

WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

01/03/1995 (3) – 12/31/1995	$10.000	$11.861	2,943,255
12/31/1996	$11.861	$13.403	4,640,509
12/31/1997	$13.403	$15.432	5,049,374
12/31/1998	$15.432	$16.509	5,174,480
12/31/1999	$16.509	$15.385	3,845,498
12/31/2000	$15.385	$17.808	2,769,795
12/31/2001	$17.808	$18.019	2,509,372

WRL PBHG/NWQ VALUE SELECT SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/1996 (3) – 12/31/1996	$10.000	$11.225	1,485,890
12/31/1997	$11.225	$13.861	3,562,149
12/31/1998	$13.861	$13.035	2,964,277
12/31/1999	$13.035	$13.896	2,370,920
12/31/2000	$13.896	$15.809	2,117,122
12/31/2001	$15.809	$15.330	1,919,591

WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

01/02/1997 (3) – 12/31/1997	$10.000	$10.617	600,633
12/31/1998	$10.617	$11.832	573,292
12/31/1999	$11.832	$14.601	402,792
12/31/2000	$14.601	$12.258	482,175
12/31/2001	$12.258	$9.268	417,800

WRL GE U.S. EQUITY SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

01/02/1997 (3) – 12/31/1997	$10.000	$12.544	986,655
12/31/1998	$12.544	$15.222	1,538,482
12/31/1999	$15.222	$17.801	1,823,459
12/31/2000	$17.801	$17.441	2,325,421
12/31/2001	$17.441	$15.695	2,054,670

WRL THIRD AVENUE VALUE SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

01/02/1998 (3) – 12/31/1998	$10.000	$9.201	643,581
12/31/1999	$9.201	$10.515	504,953
12/31/2000	$10.515	$14.067	1,212,914
12/31/2001	$14.067	$14.749	1,999,811

WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/1998 (3) – 12/31/1998	$10.000	$8.435	67,648
12/31/1999	$8.435	$8.016	50,784
12/31/2000	$8.016	$10.262	160,678
12/31/2001	$10.262	$11.254	405,046

WRL MARSICO GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$11.652	113,020
12/31/2000	$11.652	$10.584	212,932
12/31/2001	$10.584	$8.979	613,382

WRL MUNDER NET50 SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$11.642	36,799
12/31/2000	$11.642	$11.467	60,748
12/31/2001	$11.467	$8.446	124,079

WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$9.183	197,282
12/31/2000	$9.183	$9.963	379,187
12/31/2001	$9.963	$9.429	762,476

WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$13.733	284,595
12/31/2000	$13.733	$12.416	513,786
12/31/2001	$12.416	$11.071	692,897

WRL SALOMON ALL CAP SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$11.460	119,851
12/31/2000	$11.460	$13.389	857,047
12/31/2001	$13.389	$13.499	2,519,433

WRL PBHG MID CAP GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$17.651	377,306
12/31/2000	$17.651	$14.923	1,522,377
12/31/2001	$14.923	$9.443	950,749

WRL DREYFUS MID CAP SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/03/1999 (3) – 12/31/1999	$10.000	$10.630	75,244
12/31/2000	$10.630	$11.855	155,158
12/31/2001	$11.855	$11.246	306,017

WRL VALUE LINE AGGRESSIVE GROWTH
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (3) – 12/31/2000	$10.000	$8.954	81,443
12/31/2001	$8.954	$7.922	135,795

WRL GREAT COMPANIES — AMERICA SM SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (3) - 12/31/2000	$10.000	$11.285	766,253
12/31/2001	$11.285	$9.785	1,946,962

WRL GREAT COMPANIES — TECHNOLOGY SM SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (3) - 12/31/2000	$10.000	$6.683	372,378
12/31/2001	$6.683	$4.162	767,079

WRL GREAT COMPANIES — GLOBAL 2 SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

09/01/2000 (3) - 12/31/2000	$10.000	$8.505	127,934
12/31/2001	$8.505	$6.985	249,505

WRL GABELLI GLOBAL GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

09/01/2000 (3) - 12/31/2000	$10.000	$9.062	154,895
12/31/2001	$9.062	$8.045	810,631

WRL LKCM CAPITAL GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

09/01/2000 (3) - 12/31/2000	$10.000	$11.179	14,154
12/31/2001	$11.179	$6.734	163,475

VIP GROWTH OPPORTUNITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (3) - 12/31/2000	$10.000	$8.544	86,943
12/31/2001	$8.544	$7.202	167,449

VIP CONTRAFUND® SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (3) - 12/31/2000	$10.000	$9.362	108,418
12/31/2001	$9.362	$8.093	294,783

VIP EQUITY-INCOME SUBACCOUNT
(Separate Account Annual Expenses – 1.25%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (3) - 12/31/2000	$10.000	$10.965	84,115
12/31/2001	$10.965	$10.263	675,908

______________

(1)	The commencement of operations of these subaccounts was February 24, 1989.

(2)	Initial date these subaccounts were offered for investment under the Contract.

(3)	Commencement of operations of these subaccounts.

Subaccounts with Separate Account Annual Expenses of 1.65%:

WRL TRANSAMERICA MONEY MARKET SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.046	2,500
12/31/2001	$10.046	$10.504	229,542
12/31/2001	$10.504	$10.743	718,980

WRL AEGON BOND SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$9.979	2,500
12/31/2001	$9.979	$10.902	22,430
12/31/2001	$10.902	$11.590	238,484

WRL JANUS GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.870	2,500
12/31/2001	$10.870	$7.609	805,120
12/31/2001	$7.609	$5.373	1,339,819

WRL JANUS GLOBAL SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$11.387	2,500
12/31/2001	$11.387	$9.250	376,015
12/31/2001	$9.250	$7.020	296,873

WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.316	2,500
12/31/2001	$10.316	$9.781	169,690
12/31/2001	$9.781	$9.411	276,203

WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$12.108	2,500
12/31/2000	$12.108	$10.507	399,932
12/31/2001	$10.507	$6.901	640,021

WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$11.705	2,500
12/31/2000	$11.705	$7.918	273,591
12/31/2001	$7.918	$6.507	382,856

WRL AEGON BALANCED SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.001	2,500
12/31/2000	$10.001	$10.427	28,827
12/31/2001	$10.427	$9.956	62,872

WRL FEDERATED GROWTH & INCOME SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.074	2,500
12/31/2000	$10.074	$12.820	23,516
12/31/2001	$12.820	$14.590	254,830

WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$9.907	2,500
12/31/2000	$9.907	$11.440	21,737
12/31/2001	$11.440	$11.527	146,750

WRL PBHG/NWQ VALUE SELECT SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.421	2,500
12/31/2000	$10.421	$11.826	12,417
12/31/2001	$11.826	$11.423	113,496

WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$11.124	2,500
12/31/2000	$11.124	$9.316	29,298
12/31/2001	$9.316	$7.015	70,637

WRL GE U.S. EQUITY SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.424	2,500
12/31/2000	$10.424	$10.189	86,240
12/31/2001	$10.189	$9.132	159,666

WRL THIRD AVENUE VALUE SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.660	2,500
12/31/2000	$10.660	$14.226	38,952
12/31/2001	$14.226	$14.857	142,077

WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.398	2,500
12/31/2000	$10.398	$13.278	9,648
12/31/2001	$13.278	$14.505	38,072

WRL MARSICO GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.731	2,500
12/31/2000	$10.731	$9.724	28,596
12/31/2001	$9.724	$8.216	76,359

WRL MUNDER NET50 SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.891	2,500
12/31/2000	$10.891	$10.701	8,950
12/31/2001	$10.701	$7.850	25,645

WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$9.872	2,500
12/31/2000	$9.872	$10.686	24,303
12/31/2001	$10.686	$10.073	146,253

WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$11.398	2,500
12/31/2000	$11.398	$10.280	40,359
12/31/2001	$10.280	$9.129	79,312

WRL SALOMON ALL CAP SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.459	2,500
12/31/2000	$10.459	$12.189	92,443
12/31/2001	$12.189	$12.240	303,708

WRL PBHG MID CAP GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$12.092	2,500
12/31/2000	$12.092	$10.198	175,266
12/31/2001	$10.198	$6.427	245,469

WRL DREYFUS MID CAP SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

11/29/1999 (1) - 12/31/1999	$10.000	$10.510	2,500
12/31/2000	$10.510	$11.692	25,081
12/31/2001	$11.692	$11.047	48,400

WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (1) - 12/31/2000	$10.000	$8.930	12,812
12/31/2001	$8.930	$7.869	17,981

WRL GREAT COMPANIES — AMERICA SM SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (1) - 12/31/2000	$10.000	$11.254	269,727
12/31/2001	$11.254	$9.720	1,557,517

WRL GREAT COMPANIES — TECHNOLOGY SM SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (1) - 12/31/2000	$10.000	$6.665	43,286
12/31/2001	$6.665	$4.134	405,484

WRL GREAT COMPANIES — GLOBAL 2 SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

09/01/2000 (1) - 12/31/2000	$10.000	$8.493	19,454
12/31/2001	$8.493	$6.948	158,488

WRL GABELLI GLOBAL GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

09/01/2000 (1) - 12/31/2000	$10.000	$9.050	30,540
12/31/2001	$9.050	$8.002	240,754

WRL LKCM CAPITAL GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

12/01/2000 (1) - 12/31/2000	$10.000	$11.175	13,250
12/31/2001	$11.175	$6.705	47,215

VIP GROWTH OPPORTUNITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (1) - 12/31/2000	$10.000	$8.521	15,086
12/31/2001	$8.521	$7.154	40,077

VIP CONTRAFUND® SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (1) - 12/31/2000	$10.000	$9.337	43,831
12/31/2001	$9.337	$8.039	75,791

VIP EQUITY-INCOME SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period

05/01/2000 (1) - 12/31/2000	$10.000	$10.935	10,866
12/31/2001	$10.935	$10.194	120,903

______________

(1)	Commencement of operations of these subaccounts.

APPENDIX B
HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL Transamerica Money Market Subaccount. The yield of the WRL Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2002, the yield of the WRL Transamerica Money Market subaccount was ___% and the effective yield was ___%, assuming no surrender and selection of the standard death benefit.

Other Subaccounts. The yield of a subaccount, other than the WRL Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2002, and for the one, five and ten-year periods ended December 31, 2002 are shown in Tables 1 and 2 below. Although the Contract and the subaccounts did not exist during the periods shown in Tables 1 and 2, the returns of the subaccounts shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 0.85% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge. (Based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%.) Total returns shown in Table 2 reflect the standardized total returns of Table 1, adjusted to reflect 1.25% for the mortality and expense risk charge (assuming selection of the compounding minimum death benefit or annual step-up death benefit), 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge. The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Tables 1 or 2. Standardized total returns also assume a complete surrender of the Contract at the end of the period; therefore, the surrender charge is deducted.

TABLE 1
Standardized Average Annual Total Returns of the Subaccounts
(Assumes Surrender and Selection of Standard Death Benefit Without Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.25%)

Subaccount	1 Year Ended 12/31/2002	5 Years Ended 12/31/2002	10 Years Ended 12/31/2002	Inception of the Subaccount to 12/31/2002(2)	Subaccount Inception Date(2)
WRL Transamerica Money Market(1)					02/24/1989
WRL AEGON Bond					02/24/1989
WRL Janus Growth					02/24/1989
WRL Janus Global			N/A		12/03/1992
WRL LKCM Strategic Total Return			N/A		03/01/1993
WRL Van Kampen Emerging Growth			N/A		03/01/1993
WRL Alger Aggressive Growth			N/A		03/01/1994
WRL Federated Growth & Income			N/A		03/01/1994
WRL Transamerica Value Balanced			N/A		01/03/1995
WRL PBHG/NWQ Value Select			N/A		05/01/1996
WRL American Century International		N/A	N/A		01/02/1997
WRL GE U.S. Equity		N/A	N/A		01/02/1997
WRL Third Avenue Value		N/A	N/A		01/02/1998
WRL Clarion Real Estate Securities		N/A	N/A		05/01/1998
WRL Marsico Growth		N/A	N/A		05/03/1999
WRL Munder Net50		N/A	N/A		05/03/1999
WRL T. Rowe Price Dividend Growth		N/A	N/A		05/03/1999
WRL T. Rowe Price Small Cap		N/A	N/A		05/03/1999
WRL Salomon All Cap		N/A	N/A		05/03/1999
WRL PBHG Mid Cap Growth		N/A	N/A		05/03/1999
WRL Dreyfus Mid Cap		N/A	N/A		05/03/1999
WRL Value Line Aggressive Growth		N/A	N/A		05/01/2000
WRL Great Companies — AmericaSM		N/A	N/A		05/01/2000
WRL Great Companies — TechnologySM		N/A	N/A		05/01/2000
WRL Great Companies — Global2		N/A	N/A		09/01/2000
WRL Gabelli Global Growth		N/A	N/A		09/01/2000
WRL LKCM Capital Growth		N/A	N/A		12/01/2000
WRL Conservative Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderate Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderately Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
VIP Growth Opportunities Portfolio		N/A	N/A		05/01/2000
VIP Contrafund® Portfolio		N/A	N/A		05/01/2000
VIP Equity-Income Portfolio		N/A	N/A		05/01/2000

______________

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

TABLE 2
Standardized Average Annual Total Returns of the Subaccounts
(Assumes Surrender and Selection of Compounding Minimum Death Benefit or Annual Step-up Death Benefit
Without Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.65%)

Subaccount	1 Year Ended 12/31/2002	5 Years Ended 12/31/2002	10 Years Ended 12/31/2002	Inception of the Subaccount to 12/31/2002(2)	Subaccount Inception Date(2)
WRL Transamerica Money Market(1)					02/24/1989
WRL AEGON Bond					02/24/1989
WRL Janus Growth					02/24/1989
WRL Janus Global			N/A		12/03/1992
WRL LKCM Strategic Total Return			N/A		03/01/1993
WRL Van Kampen Emerging Growth			N/A		03/01/1993
WRL Alger Aggressive Growth			N/A		03/01/1994
WRL Federated Growth & Income			N/A		03/01/1994
WRL Transamerica Value Balanced			N/A		01/03/1995
WRL PBHG/NWQ Value Select			N/A		05/01/1996
WRL American Century International		N/A	N/A		01/02/1997
WRL GE U.S. Equity		N/A	N/A		01/02/1997
WRL Third Avenue Value		N/A	N/A		01/02/1998
WRL Clarion Real Estate Securities		N/A	N/A		05/01/1998
WRL Marsico Growth		N/A	N/A		05/03/1999
WRL Munder Net50		N/A	N/A		05/03/1999
WRL T. Rowe Price Dividend Growth		N/A	N/A		05/03/1999
WRL T. Rowe Price Small Cap		N/A	N/A		05/03/1999
WRL Salomon All Cap		N/A	N/A		05/03/1999
WRL PBHG Mid Cap Growth		N/A	N/A		05/03/1999
WRL Dreyfus Mid Cap		N/A	N/A		05/03/1999
WRL Value Line Aggressive Growth		N/A	N/A		05/01/2000
WRL Great Companies — AmericaSM		N/A	N/A		05/01/2000
WRL Great Companies — TechnologySM		N/A	N/A		05/01/2000
WRL Great Companies — Global2		N/A	N/A		09/01/2000
WRL Gabelli Global Growth		N/A	N/A		09/01/2000
WRL LKCM Capital Growth		N/A	N/A		12/01/2000
WRL Conservative Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderate Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderately Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
VIP Growth Opportunities Portfolio		N/A	N/A		05/01/2000
VIP Contrafund® Portfolio		N/A	N/A		05/01/2000
VIP Equity-Income Portfolio		N/A	N/A		05/01/2000

______________

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Tables 1 and 2 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2002, and for the one, five and ten-year periods ended December 31, 2002 are shown in Table 3 below. Total returns shown reflect deductions of 0.85% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge and $30 for the annual Contract charge. (Based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%.) Total returns shown in Table 4 reflect the non-standardized total returns of Table 3 adjusted to reflect 1.25% for the mortality and expense risk charge (assuming selection of the compounding minimum death benefit or annual step-up death benefit), 0.40% for the administrative charge, and $30 for the annual Contract charge. The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. The non-standardized average annual total return figures shown in Tables 3 and 4 are based on the assumption that the Contract is not surrendered; therefore, the surrender charge is not imposed.

TABLE 3
Non-Standardized Average Annual Total Returns of the Subaccounts
(Assumes No Surrender and Selection of Standard Death Benefit Without Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.25%)

Subaccount	1 Year Ended 12/31/2002	5 Years Ended 12/31/2002	10 Years Ended 12/31/2002	Inception of the Subaccount to 12/31/2002(2)	Subaccount Inception Date(2)
WRL Transamerica Money Market(1)					02/24/1989
WRL AEGON Bond					02/24/1989
WRL Janus Growth					02/24/1989
WRL Janus Global			N/A		12/03/1992
WRL LKCM Strategic Total Return			N/A		03/01/1993
WRL Van Kampen Emerging Growth			N/A		03/01/1993
WRL Alger Aggressive Growth			N/A		03/01/1994
WRL Federated Growth & Income			N/A		03/01/1994
WRL Transamerica Value Balanced			N/A		01/03/1995
WRL PBHG/NWQ Value Select			N/A		05/01/1996
WRL American Century International		N/A	N/A		01/02/1997
WRL GE U.S. Equity		N/A	N/A		01/02/1997
WRL Third Avenue Value		N/A	N/A		01/02/1998
WRL Clarion Real Estate Securities		N/A	N/A		05/01/1998
WRL Marsico Growth		N/A	N/A		05/03/1999
WRL Munder Net50		N/A	N/A		05/03/1999
WRL T. Rowe Price Dividend Growth		N/A	N/A		05/03/1999
WRL T. Rowe Price Small Cap		N/A	N/A		05/03/1999
WRL Salomon All Cap		N/A	N/A		05/03/1999
WRL PBHG Mid Cap Growth		N/A	N/A		05/03/1999
WRL Dreyfus Mid Cap		N/A	N/A		05/03/1999
WRL Value Line Aggressive Growth		N/A	N/A		05/01/2000
WRL Great Companies — AmericaSM		N/A	N/A		05/01/2000
WRL Great Companies —TechnologySM		N/A	N/A		05/01/2000
WRL Great Companies — Global2		N/A	N/A		09/01/2000
WRL Gabelli Global Growth		N/A	N/A		09/01/2000
WRL LKCM Capital Growth		N/A	N/A		12/01/2000
WRL Conservative Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderate Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderately Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
VIP Growth Opportunities Portfolio		N/A	N/A		05/01/2000
VIP Contrafund ® Portfolio		N/A	N/A		05/01/2000
VIP Equity-Income Portfolio		N/A	N/A		05/01/2000

______________

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

TABLE 4
Non-Standardized Average Total Returns
(Assumes No Surrender and Selection of Compounding Minimum Death Benefit or Annual Step-up Death Benefit
Without Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.65%)

Subaccount	1 Year Ended 12/31/2002	5 Years Ended 12/31/2002	10 Years Ended 12/31/2002	Inception of the Subaccount to 12/31/2002 (2)	Subaccount Inception Date (2)
WRL Transamerica Money Market (1)					02/24/1989
WRL AEGON Bond					02/24/1989
WRL Janus Growth					02/24/1989
WRL Janus Global			N/A		12/03/1992
WRL LKCM Strategic Total Return			N/A		03/01/1993
WRL Van Kampen Emerging Growth			N/A		03/01/1993
WRL Alger Aggressive Growth			N/A		03/01/1994
WRL Federated Growth & Income			N/A		03/01/1994
WRL Transamerica Value Balanced			N/A		01/03/1995
WRL PBHG/NWQ Value Select			N/A		05/01/1996
WRL American Century International		N/A	N/A		01/02/1997
WRL GE U.S. Equity		N/A	N/A		01/02/1997
WRL Third Avenue Value		N/A	N/A		01/02/1998
WRL Clarion Real Estate Securities		N/A	N/A		05/01/1998
WRL Marsico Growth		N/A	N/A		05/03/1999
WRL Munder Net50		N/A	N/A		05/03/1999
WRL T. Rowe Price Dividend Growth		N/A	N/A		05/03/1999
WRL T. Rowe Price Small Cap		N/A	N/A		05/03/1999
WRL Salomon All Cap		N/A	N/A		05/03/1999
WRL PBHG Mid Cap Growth		N/A	N/A		05/03/1999
WRL Dreyfus Mid Cap		N/A	N/A		05/03/1999
WRL Value Line Aggressive Growth		N/A	N/A		05/01/2000
WRL Great Companies — America SM		N/A	N/A		05/01/2000
WRL Great Companies — Technology SM		N/A	N/A		05/01/2000
WRL Great Companies — Global 2		N/A	N/A		09/01/2000
WRL Gabelli Global Growth		N/A	N/A		09/01/2000
WRL LKCM Capital Growth		N/A	N/A		12/01/2000
WRL Conservative Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderate Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Moderately Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL Aggressive Asset Allocation	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
VIP Growth Opportunities Portfolio		N/A	N/A		05/01/2000
VIP Contrafund® Portfolio		N/A	N/A		05/01/2000
VIP Equity-Income Portfolio		N/A	N/A		05/01/2000

______________

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

Adjusted Historical Portfolio Performance Data

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Additional Earnings Rider — 0.35% of annuity value — will not be deducted. This data is not intended to indicate future performance.

PART B

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INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

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THE WRL FREEDOM PREMIER STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002, AS SUPPLEMENTED MAY 1, 2002, AND FILED WITH POST-EFFECTIVE AMENDMENT NO. 4 TO THIS REGISTRATION STATEMENT, AND AS SUPPLEMENTED AND FILED WITH POST-EFFECTIVE AMENDMENT NOS. 5 AND 6, ARE INCORPORATED HEREIN BY REFERENCE

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STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER II
VARIABLE ANNUITY

Issued through
WRL SERIES ANNUITY ACCOUNT

Offered by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

570 Carillon Parkway
St. Petersburg, Florida 33716

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Premier II variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-851-9777, Ext. 6538 (Monday – Friday 8:00 a.m. - 8:00 p.m. Eastern Time), or by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectus for the funds.

Dated:  May 1, 2003

TABLE OF CONTENTS

Page

DEFINITIONS OF SPECIAL TERMS

THE CONTRACT—GENERAL PROVISIONS
Owner
Entire Contract
Misstatement of Age or Gender
Addition, Deletion or Substitution of Investments
Annuity Payment Options
Death Benefit
Assignment
Proof of Age, Gender and Survival
Non-Participating
Employee and Agent Purchases

CERTAIN FEDERAL INCOME TAX CONSEQUENCES
Tax Status of the Contract
Taxation of Western Reserve

INVESTMENT EXPERIENCE
Accumulation Units
Accumulation Unit Value
Annuity Unit Value and Annuity Payment Rates

HISTORICAL PERFORMANCE DATA
Money Market Yields
Other Subaccount Yields
Total Returns
Other Performance Data
Advertising and Sales Literature

PUBLISHED RATINGS

ADMINISTRATION

RECORDS AND REPORTS

DISTRIBUTION OF THE CONTRACTS

OTHER PRODUCTS

CUSTODY OF ASSETS

LEGAL MATTERS

INDEPENDENT AUDITORS

OTHER INFORMATION

FINANCIAL STATEMENTS

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.
accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.
administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.
annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.
annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.
beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.
cash value	The annuity value less any applicable premium taxes, any surrender charge and any rider charges.
Code	The Internal Revenue Code of 1986, as amended.
Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.
death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds is the amount, if any, payable under the death benefit described in your Contract and in any optional death benefit rider that you purchased.
death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.
death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and the beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if a beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.
fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
fixed account value	During the accumulation period, your Contract’s value in the fixed account.

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Funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.
maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.
Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
NYSE	New York Stock Exchange.
nonqualified Contracts	Contracts issued other than in connection with retirement plans.
owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
portfolio	A separate investment portfolio of a fund.
premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this SAI, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.
qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.
subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.
surrender	The termination of a Contract at the option of an owner.
valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.
valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice. The surviving joint owner will become the sole owner upon the other joint owner’s death, if one joint owner dies before the annuitant. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the death benefit.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant,

3

and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable and Fixed Payment. The amount of the first variable and fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries “Annuity 2000” (male, female, and unisex if required by law). Mortality Table with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

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Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your death benefit proceeds by an amount called the adjusted partial surrender. The reduction depends on the relationship between the death benefit proceeds and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a)	is the amount of the death benefit proceeds prior to the partial surrender; and

(b)	is the annuity value prior to the partial surrender.

The following examples describe the effect of surrender on the death benefit proceeds, and annuity value.

EXAMPLE 1
(Assumed Facts for Example)

$75,000	current death benefit proceeds before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$10,000	surrender charge-free amount
$5,000	excess partial surrender–EPS (amount subject to surrender charge)
$319.15	surrender charge on EPS = 0.06*(5,319.15)
$5,319.15	reduction in annuity value due to excess partial surrender = 5000 + 319.15
$22,978.73	adjusted partial surrender = $15,319.15* (75,000/50,000)
$52,021.27	new death benefit proceeds (after partial surrender) = 75,000 – 22,978.73
$34,680.85	new annuity value (after partial surrender) = 50,000 – 15,319.15

Summary:

Reduction in death benefit proceeds = $22,978.73
Reduction in annuity value = $15,319.15

NOTE: The death benefit proceeds is reduced more than the annuity value since the death benefit proceeds was greater than the annuity value just prior to the partial surrender.

EXAMPLE 2
(Assumed Facts for Example)

$50,000	current death benefit proceeds before surrender
$75,000	current annuity value before partial surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$11,250	surrender charge-free amount
$3,750	excess partial surrender–EPS (amount subject to surrender charge)
$239.36	surrender charge on EPA less EIA = 0.06* (3,989.36)
$3,989.36	reduction in annuity value due to EPS = 3,750 + 239.36
$15,239.36	adjusted partial surrender = $15,239.36* (75,000/75,000)
$34,760.64	new death benefit proceeds (after partial surrender) = 50,000 –15,239.36
$59,760.64	new annuity value (after partial surrender) = 75,000 -11,250 - 3,989.36

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Summary:

Reduction in death benefit proceeds = $15,239.36
Reduction in annuity value = $15,239.36

NOTE: The death benefit proceeds and annuity value are reduced by the same amount since the annuity value was higher than the CMSDB just prior to the partial surrender.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders
(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial surrender
(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS) (including surrender charges)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any

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owner dies after the maturity date. See Certain Federal Income Tax Consequences on page __ for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•
over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

We may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page __.) We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

If a beneficiary elects to receive the death benefit proceeds under option (1) or (2)(ii) in the preceding paragraph, then we will: (a) allow the beneficiary to make partial surrenders and transfers among the subaccounts and the fixed account during the distribution period; (b) not apply any surrender charge to the total distribution of the Contract; (c) not permit annuitization at the end of the distribution period; and (d) if the beneficiary dies during the distribution period, pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no

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contingent beneficiary is named, then we will make payments to the beneficiary’s estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.

If a beneficiary or joint owner elects to receive the death benefit proceeds under the alternate payment option (1) or 2(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (4) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and the one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Assignment

During the annuitant’s lifetime and prior to the maturity date(subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service (“IRS”) as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the surrender charge and the annual Contract

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charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets.”

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate premiums and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal

9

income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any tax year on behalf of any individual may not exceed $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½ and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be

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made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

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Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccountby the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount’s value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.	The initial units purchased on the Contract date; plus

2.	Units purchased at the time additional premium payments are allocated to the subaccount; plus

3.	Units purchased through transfers from another subaccount or the fixed account; minus

4.	Any units that are redeemed to pay for partial surrenders; minus

5.	Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6.	Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE (currently 4:00 p.m. Eastern Time), on each day the NYSE is open.

Accumulation Unit Value

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

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1.	The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

2.	The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3.	The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.	The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 0.85% of net assets for each day in the valuation period (1.25% if the compounding minimum death benefit or annual step-up death benefit is added) and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.40% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount(that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

13

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment on page __, which contains a table for determining the adjusted age of the annuitant.

14

Illustration of Calculations for Annuity Unit Value
and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where: A =	Annuity unit value for the immediately preceding valuation period Assume	= $X

B =	Net investment experience factor for the valuation period for which the annuity unit value is being calculated Assume	= Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used Assume	= Z

Then, the annuity unit value is:          $XYZ = $Q

Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

Where: A =	The annuity value as of the maturity date. Assume	= $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract. Assume	= $Y

Then, the first monthly variable annuity payment =	$XY	=$Z
1,000

Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment. Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due. Assume	= $Y

Then, the number of annuity units =	$X	=Z
$Y

15

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7 ) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the surrender charge that may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount. The specific surrender charge percentage applicable to a particular surrender depends on the length of time premium payments have been held under the Contract and whether surrenders have been made previously during that Contract year. (See Expenses–Surrender Charge on page __ of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica Money Market subaccount and the funds are excluded from the calculation of yield.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL Transamerica Money Market, the types and quality of portfolio securities held by the WRL Transamerica Money Market and its operating expenses. For the seven days ended December 31, 2002, the yield of the WRL Transamerica Money Market subaccount was ____%, and the effective yield was ____%, assuming no surrender and selection of the standard death benefit.

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

YIELD = 2[ (a-b/cd + 1) 6 -1]

16

Where: a =	net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount.
b =	expenses accrued for the period (net of reimbursement).
c =	the average daily number of units outstanding during the period.
d =	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The calculations do not take into account any premium taxes or any transfer or surrender charges.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered. A surrender charge may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount, with the specific percentage applicable to a particular surrender depending on the length of time premium payments were held under the Contract, and whether surrenders had been made previously during that Contract year. (See Expenses–Surrender Charge on page __ of the prospectus.)

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 2002, the yield of the WRL AEGON Bond subaccount was ____%.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T) n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% for the optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. (The calculations may also reflect the mortality and expense risk charge for the compounding minimum death benefit rider or annual step-up death benefit rider.) The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the surrender charge under the Contract and that the data may be presented for different time

17

periods and for different premium payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T) n - 1

Where:                                            T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 0.85% (1.25% if the compounding minimum death benefit rider or annual step-up death benefit rider is added), the administrative charge of 0.40%, and the $30 annual Contract charge (based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

18

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service, Inc. and Fitch Ratings. A.M. Best’s and Moody’s ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor’s, and Fitch Ratings provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer’s ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Fund Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation (“AFSG”), an affiliate of Western Reserve, is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from premium payments. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

19

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

During fiscal years 2002, 2001 and 2000, the amounts paid to AFSG in connection with all contracts sold through the separate account were $72,075,590, $56,595,212 and $113,821,344 , respectively. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON/Transamerica Fund Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve’s right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2002. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2002 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

20

WRL Series Annuity Account

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b) Exhibits

(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

(2)	Not Applicable

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement 2/

(d)	Principal Underwriting Agreement 2/

(e)	First Amendment to Principal Underwriting Agreement 2/

(4)

(a)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (WL18) 3/

(b)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (VA30)

(c)	Death Benefit Riders

(i) Annual Step-Up Death Benefit (GDB10)

(ii) Compounding Minimum Death Benefit (GDB11)

(d)	Guaranteed Minimum Income Benefit Rider (GIB01) 3/

(e)	Guaranteed Minimum Income Benefit Rider (GIB02) 4/

(f)	Terminal Illness Rider (EA132) 3/

(g)	Nursing Care Facility Waiver Endorsement (EA133) 3/

(h)	Tax-Sheltered Annuity Endorsement (EA125) 5/

(i)	Endorsement - Contract Loan Provisions (EA126) 5/

(j)	Endorsement - Dollar Cost Averaging (EA134) 5/

(k)	Endorsement - Asset Rebalancing Program (EA135) 5/

(l)	Additional Earnings Rider (AER01) 4/

(m)	Guaranteed Minimum Death Benefit Endorsements (EA138A, EA139, EA139B, EA140) 4/

(5)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract 6/

(6)

(a)	Second Amended Articles of Incorporation of Western Reserve 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 7/

(c)	Amended Code of Regulations of Western Reserve 1/

(7)	Not Applicable

(8)

(a)	Participation Agreements Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 8/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund 5/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund 9/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 8/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II 5/

(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II 9/

(g)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 8/

(h)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund 5/

(i)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III 9/

(9)	Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered 10/

(10)

(a)	Written Consent of Sutherland Asbill & Brennan LLP 11/

(b)	Written Consent of Ernst & Young LLP 11/

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedules for Computation of Performance Quotations 12/

(14)	Not Applicable

(15)	Powers of Attorney 13/


______________

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.

4/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

5/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

6/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference

7/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

8/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

9/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference

10/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated September 25, 1999 (File No. 333-82705) and is incorporated herein by reference.

11/	This exhibit was previously filed on Pre-Effective Amendment No. 6 to Form N-4 dated December 26, 2002 (File No. 333-82705) and is incorporated herein by reference.

12/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

13/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positionand Offices with Depositor

Michael W. Kirby	(1)	Chairman of the Board and Chief Executive Officer

Jerome C. Vahl	(1)	Director and President

Kevin Bachmann	(2)	Director and Vice President

Brenda K. Clancy	(1)	Director and Vice President

Paul Reaburn	(1)	Director and Vice President

Alan M. Yaeger	(2)	Executive Vice President, Actuary and Chief Financial Officer

William H. Geiger	(2)	Senior Vice President, Secretary, Corporate Counsel and Group Vice President – Compliance

Allan J. Hamilton	(2)	Vice President, Treasurer and Controller


______________

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant.

VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
AEGON Nederland N.V. (Netherlands) (100%)
AEGON Nevak Holding B.V. (Netherlands) (100%)
AEGON Derivatives N.V. (Netherlands) (100%)
Transamerica Corporation and subsidiaries (DE) (100%)
AEGON DMS Holding B.V. (Netherlands) (100%)
JC Penney Financial & Marketing Services Group Ltd. (Korea) (100%)
JC Penney Direct Marketing Services Japan K.K. (Japan) (100%)
Canadian Premier Holdings Ltd (Canada) (100%)
Canadian Premier Life Insurance Company (Canada) (100%)
Legacy General Insurance Company (Canada) (100%)
Cornerstone International Holdings Ltd (UK) (100%)
Cornerstone International Marketing Ltd (UK) (100%)
Stonebridge International Insurance Ltd (UK) (100%)
JC Penney Direct Asia Pacific Pty Ltd (Australia) (100%)
JC Penney Direct Service Asia Pacific Pty Ltd (Australia) (100%)
JC Penney Insurance Marketing Asia Pacific Pty Ltd (Australia) (100%)
AEGON INTERNATIONAL N.V. (Netherlands) (100%)
The AEGON Trust - voting trust - (Advisory Board: - Donald J. Shepard, Joseph B. M. Streppel, Dennis Hersch) (DE) (100%)
AEGON U.S. Holding Corporation (DE) (100%)
CORPA Reinsurance Company (NY) (100%)
AEGON Management Company (IN) (100%)
Short Hills Management Company (NJ) (100%)
AEGON U.S. Corporation (IA) (100%)
Commonwealth General Corporation and subsidiaries (DE) (100%)
AEGON USA, Inc. (IA) (100%)
RCC North America LLC (DE) (100%)
Transamerica Holding Company, L.L.C. (DE) (100%)
Veterans Life Insurance Company (IL) (100%)
Peoples Benefit Services, Inc. (PA) (100%)
Transamerica Life Insurance Company (IA) (100%)
Professional Life & Annuity Insurance Company (AZ) (100%)
AEGON Financial Services Group, Inc. (MN) (100%)
AEGON Assignment Corporation of Kentucky (KY) (100%)
AEGON Assignment Corporation (IL) (100%)
Transamerica Financial Institutions, Inc. (MN) (100%)
AEGON Funding Corp. (DE) (100%)
AEGON USA Investment Management, LLC (IA) (100%)
First AUSA Life Insurance Company - insurance holding co. (MD) (100%)
AUSA Life Insurance Company, Inc. - insurance (NY) (100%)
United Financial Services, Inc. (MD) (100%)
Monumental General Casualty Company (MD) (100%)
Bankers Financial Life Insurance Company (AZ) (100%)
The Whitestone Corporation (MD) (100%)
Cadet Holding Corp. (IA) (100%)
Monumental General Life Insurance Co. of Puerto Rico (PR) (51%)

Iowa Fidelity Life Insurance Company (AZ) (100%)
Southwest Equity Life Insurance Company (AZ) (100%)
Life Investors Insurance Company of America - insurance (IA) (100%)
Apple Partners of Iowa, L.L.C. (IA) (100%)
Life Investors Alliance LLC (DE) (100%)
Western Reserve Life Assurance Co. of Ohio – insurance (OH) (100%)
WRL Insurance Agency, Inc. (CA) (100%)
WRL Insurance Agency of Alabama, Inc. (AL) (100%)
WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)
WRL Insurance Agency of Nevada, Inc. (NV) (100%
WRL Insurance Agency of Wyoming, Inc. (WY) (100%)
AEGON Equity Group, Inc. (FL) (100%)
AEGON/Transamerica Fund Services, Inc. - transfer agent (FL) (100%)
AEGON/Transamerica Fund Advisers, Inc. - investment adviser (FL) (100%)
World Financial Group Insurance Agency, Inc. (CA) (100%)
World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)
World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)
World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)
World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)
World Financial Group Insurance Agency of New Mexico (NM) (100%)
World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)
WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)
WFG Property & Casualty Insurance Agency of Alabama, Inc. (AL) (100%)
WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)
WFG Property & Casualty Insurance Agency of of Mississippi, Inc. (MS) (100%)
WFG Property & Casualty Insurance Agency of Nevada, Inc. (NV) (100%)
WFG Property & Casualty Insurance Agency of Wyoming, Inc. (WY) (100%)
AUSA Holding Company - holding company (MD) (100%)
AEGON USA Investment Management, Inc. - investment adviser (IA) (100%)
AEGON USA Securities, Inc. - broker-dealer (IA) (100%)
Transamerica Capital, Inc. (CA) (100%)
Universal Benefits Corporation – third party administrator (IA) (100%)
Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
Massachusetts Fidelity Trust Company - trust company (IA) (100%)
Roundit, Inc. (MD) (50%)
Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
Diversified Investors Securities Corp. - broker-dealer (DE) (100%)
George Beram & Company, Inc. (MA) (100%)
Creditor Resources, Inc. - credit insurance (MI) (100%)
Premier Solutions Group, Inc. (MD) (100%)
CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
ORBA Insurance Services, Inc. (CA) (40.15%)
ADB Corporation, L.LC. (DE) (100%)
AEGON USA Travel and Conference Services, LLC (IA) (100%)
Great Companies, L.L.C. (IA) (30%)

Zahorik Company, Inc. - broker-dealer (CA) (100%)
ZCI, Inc. (AL) (100%)
Zahorik Texas, Inc. (TX) (100%)
Monumental General Insurance Group, Inc. - holding company (MD) (100%)
Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
Trip Mate Insurance Agency, Inc. (KS) (100%)
Monumental General Administrators, Inc. (MD) (100%)
National Association Management and Consultant Services, Inc. (MD) (100%)
AEGON Asset Management Services, Inc. (DE) (100%)
World Group Securities, Inc. (DE) (100%)
World Financial Group, Inc. (DE) (100%)
InterSecurities, Inc. - broker-dealer (DE) (100%)
Idex Investor Services, Inc. - shareholder services (FL) (100%)
Idex Management, Inc. - investment adviser (DE) (100%)
AEGON USA Realty Advisors Inc. – real estate investment services (IA) (100%)
QSC Holding, Inc. (DE) (100%)
Realty Information Systems, Inc. - information systems for real estate investment management (IA) (100%)

               AEGON USA Real Estate Services, Inc. (DE) (100%)

Item 27.	Number of Contract Owners

As of February 10, 2003, nonqualified contracts and qualified contracts were in force for the WRL Freedom Premier.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

Ohio General Corporation Law

Section 1701.13 Authority of corporation.

         (E)(1)  A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2)      A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

                  (a)         Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                  (b)         Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

         (3)      To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

         (4)      Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

                  (a)         By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                  (b)         If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

                  (c)         By the shareholders;

                  (d)         By the court of common pleas or the court in which such action, suit, or proceeding was brought.

         Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5)(a)  Unless at the time of a director’s act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney’s fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                  (i)         Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                  (ii)         Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

         (b)      Expenses, including attorneys’ fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

         (6)      The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7)      A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

         (8)      The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

         (9)      As used in this division, references to “corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

Second Amended Articles of Incorporation of Western Reserve

ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2)      The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3)      To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

         (4)      Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5)      Expenses, including attorneys’ fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6)      The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7)      The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8)      As used in this section, references to “the corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9)      The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person’s capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

Amended Code of Regulations of Western Reserve

ARTICLE V

Indemnification of Directors and Officers

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation’s Articles of Incorporation, as amended.

Rule 484 Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	AFSG Securities Corporation (“AFSG”) is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate Account VA-2LNY of Transamerica Life Insurance Company of New York.

(b)	Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter

Larry N. Norman	(1)	Director and President

Anne M. Spaes	(1)	Director and Vice President

Lisa A. Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

John K. Carter	(2)	Vice President

William G. Cummings	(2)	Vice President, Treasurer and Controller

Thomas R. Moriarty	(2)	Vice President

Christopher G. Roetzer	(2)	Vice President

Michael V. Williams	(2)	Vice President

Frank A. Camp	(1)	Secretary

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary

Linda Gilmer	(1)	Assistant Treasurer

Darin D. Smith	(1)	Vice President and Assistant Secretary

Teresa L. Stolba	(1)	Assistant Compliance Officer

Emily Bates	(3)	Assistant Treasurer

Clifton W. Flenniken	(4)	Assistant Treasurer

______________

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716-1202

(3)	400 West Market Street, Louisville, Kentucky 40202

(4)	1111 North Charles Street, Baltimore, Maryland 21201

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Commissions

AFSG Securities Corporation	0	0	$72,075,590 (1)
	0	0	$56,595,212_(2)	0
	0	0	$113,821,344 (3)	0

(1)	fiscal year 2002

(2)	fiscal year 2001

(3)	fiscal year 2000

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 18th day of February, 2003.

WRL SERIES ANNUITY ACCOUNT (Registrant)
By:	/s/ Michael W. Kirby

Michael W. Kirby, Chairman of the Board and Chief Executive Officer of Western Reserve Life Assurance Co. of Ohio */

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO (Depositor)
By:	/s/ Michael W. Kirby

Michael W. Kirby, Chairman of the Board and Chief Executive Officer */


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael W. Kirby Michael W. Kirby */	Chairman of the Board and Chief Executive Officer	February 19, 2003

/s/ Jerome C. Vahl Jerome C. Vahl*/	Director and President	February 19, 2003

/s/ Kevin Bachmann Kevin Bachmann*/	Director and Vice President	February 19, 2003

/s/ Brenda K. Clancy Brenda K. Clancy*/	Director and Vice President	February 19, 2003

/s/ Paul Reaburn Paul Raeburn*/	Director and Vice President	February 19, 2003


Signature	Title	Date

/s/ Alan M. Yaeger Alan M. Yaeger */	Executive Vice President, Actuary and Chief Financial Officer	February 19, 2003

/s/ Allan J. Hamilton Allan J. Hamilton */	Vice President, Treasurer and Controller (Principal Accounting Officer)	February 19, 2003

*/s/ John K. Carter Signed by John K. Carter As Attorney-in-Fact


EXHIBIT INDEX

Exhibit No.	Description of Exhibit

24(b)(4)(b)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract

24(b)(4)(c)(i)	Annual Step-Up Death Benefit

24(b)(4)(c)(ii)	Compounding Minimum Death Benefit



Exhibit 24(b)(4)(b)

Specimen Flexible Payment Variable Accumulation Deferred
Annuity Contract


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO (A STOCK COMPANY)	Home Office: Columbus, Ohio Administrative Office: P.O. Box 5068 Clearwater, Florida 33758-5068

IN THIS CONTRACT Western Reserve Life Assurance Co. of Ohio will be referred to as WE, OUR or US. OFFICE refers to our Administrative Office located in Clearwater, Florida.

WE agree to pay the benefits of this Contract in accordance with its provisions. CONTRACT VALUES DURING THE ACCUMULATION PERIOD WILL INCREASE OR DECREASE IN ACCORDANCE WITH THE CONTRACT VALUE PROVISIONS AND THE INVESTMENT EXPERIENCE OF THE APPLICABLE SUBACCOUNTS IN THE SEPARATE ACCOUNT. CONTRACT VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE OF A SUBACCOUNT OF THE SEPARATE ACCOUNT, ARE VARIABLE AND ARE NOT GUARANTEED AS TO FIXED DOLLAR AMOUNT.

THE CONSIDERATION for this Contract is the application and the payment of the Initial Premium.

THE ANNUITANT, OWNER, AND BENEFICIARY are as shown in the application unless changed in accordance with the provisions of this Contract.

THE PROVISIONS on the following pages are part of this Contract. This Contract is a legal contract between the Contract Owner and Western Reserve Life Assurance Co. of Ohio.

READ YOUR POLICY CAREFULLY

         IN WITNESS WHEREOF, We have signed this Contract at Our Office in Clearwater, Florida as of the Contract Date.

ABC	ABC

RIGHT TO EXAMINE CONTRACT

The Owner may cancel this Contract at any time within ten days after receipt by returning it to Us at P.O. Box 5068, Clearwater, Florida 33758. If the Contract is returned within this period, We will pay to the Owner the sum of:

1.	The total premiums received; plus (or minus)

2.	The accumulated gains (or losses), if any, in the Separate Account for this Contract as of the date We receive the returned Contract.

To obtain information about Your coverage, or if you need assistance, contact Our Administrative Office at (727) 299-1800.

FLEXIBLE PAYMENT VARIABLE ACCUMULATION DEFERRED ANNUITY

Death Benefit Prior to Maturity
Monthly Annuity Commencing on Maturity Date
Non-Participating - No Dividends

CONTRACT GUIDE

Contract Schedule	3	Separate Account Provisions (continued)
Definitions	5	Addition, Deletion or Substitution of
Accounts	5	Investments	11
Accumulation Period	5	Change of Investment Objective	11
Accumulation Unit Value	5	Accumulation Unit Value	11
Age	5	Premium Provisions	12
Annuitant	5	Premium	12
Annuity Proceeds	5	Contract Value Provisions	12
Annuity Unit Value	5	Net Premium	12
Annuity Value	5	Allocation of Net Premiums	12
Cash Value	5	Subaccount Value	12
Contingent Beneficiary	5	Fixed Account	13
Contract Date	5	Annual Contract Charge	14
Death Benefit Proceeds	6	Annuity Value	14
Death Report Day	6	Partial Surrender	14
Fixed Account	6	Cash Value	15
Maturity Date	6	Surrender Charge	15
Monthiversary	6	Basis of Computation	16
Premium Tax	6	Death Benefit Provisions	16
Reallocation Date	6	Death of Annuitant During the
SEC	9	Accumulation Period	16
Separate Account	6	Death Benefit Proceeds	16
Series Fund	6	Alternative Election	17
Subaccount	6	Annuity Provisions	18
Surrender	7	Commencement of Annuity Payments	18
Surrender Charge Period	7	Maturity Date	18
Valuation Date	7	Annuity Option	18
Valuation Period	7	Change of Annuitant	18
Written Notice	7	Payee	18
General Provisions	7	Availability	18
The Contract	7	Age	18
Ownership	7	Proof of Age and Sex	18
Change of Ownership Upon Request	8	Proof of Survival	19
Change of Ownership Upon Death of Owner	8	Death Benefit After Maturity Date	19
Beneficiary	8	Restrictions	19
Change of Beneficiary	9	Fixed Account Annuity Payments	19
Assignment	9	Interest and Mortality	19
Incontestability	9	Amount of Monthly Fixed Account Annuity
Age and Sex	9	Payment	19
Contract Years	9	Fixed Account Annuity Options	19
Reports	9	Variable Account Annuity Payments	21
Contract Payment	9	Annuity Unit Value	21
Protection of Proceeds	9	Determination of the First Variable
Separate Account Provisions	10	Payment	22
Subaccounts	10	Determination of Subsequent Variable
Transfers Among Subaccounts During the		Payments	23
Accumulation Period	10	Variable Account Annuity Options	23
Transfers Among Subaccounts After the
Maturity Date	10

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Clearwater, Florida

Contract Schedule

Owner:	John Doe
Annuitant:	John Doe
Issue Age	35
Sex:	Male

Annuity Option:	D-10 Year Certain	Contract Number:	01-12345678
Initial Premium:	$50,000.00	Contract Date:	September 03, 1998
		Maturity Date:	August 01, 2058
		Reallocation Date:	September 03, 1998
		Reallocation Account:	Money Market

Anticipated Premium Pattern*

Amount	Mode	Years Payable

$10,000.00	Annual	60 Years

*	The anticipated premium pattern is based upon selection made in the application. The amount may be changed in accordance with the Premium Provisions on Page 12.

Separate Account Provisions
Separate Account:	WRL Series Annuity Account
Separate Account Charge:	[0.65 – 1.80] % Annually

Premium Provisions
Maximum Additional Annual Premium:	[$1,000,000 (Without Prior Approval)]
Minimum Additional Premium:	[$50.00]

Contract Value Provisions
Annual Contract Charge:	[$30]
Minimum Balance:	[$5,000]

Surrender Charge Period:	84 Months from the Date of Each Premium Payment

Surrender Charge Percentage (As a Percentage of Each Respective Premium Payment):

Months Since Date of Payment	Percentage
24 Months or Less	7%
25 Months Through 36 Months	6%
37 Months Through 48 Months	5%
49 Months Through 60 Months	4%
61 Months Through 72 Months	3%
73 Months Through 84 Months	2%
85 Months or More	0%

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DEFINITIONS

Accounts	Allocation options including the Fixed Account and the Subaccounts of the Separate Account.

Accumulation Period	The period between the Contract Date and the Maturity Date while the Contract is in force.

Accumulation Unit Value	An accounting unit of measure used to calculate Subaccount values for the Contract during the Accumulation Period.

Age	Issue Age refers to the Age of the Annuitant on his/her birthday immediately preceding the Contract Date. Attained Age refers to the Issue Age plus the number of completed contract years.

Annuitant	The person named on the application, or as subsequently changed, to receive annuity payments. The Annuitant may be changed as provided in the Death Benefit Provisions and Annuity Provisions.

Annuity Proceeds	The amount applied to purchase periodic annuity payments. Such amount is the Annuity Value on the Maturity Date, less any applicable Premium Tax.

Annuity Unit Value	An accounting unit of measure used to calculate annuity payments from a Subaccount after the Maturity Date.

Annuity Value	The value as described in the Annuity Value section of the Contract Value Provisions.

Cash Value	The value as described in the Cash Value section of the Contract Value Provisions.

Contingent Beneficiary	The new Beneficiary upon the current Beneficiary’s death.

Contract Date	The later of the date on which payments are first received and the date the properly completed application is received by Us at Our Office.

Death Benefit Proceeds	The value as described in the Death Benefit Proceeds section of the Death Benefit Provisions.

Death Report Day	The Valuation Date coincident with or next following the day on which We have received both: 1) due proof of death; and 2) a Written Notice for an election of a) a single sum payment or b) an alternative election as described under the Death Benefit Provisions.

Fixed Account	An allocation option other than the Separate Account.

Maturity Date	The date of the Annuitant’s 95th birthday, on which the Accumulation Period ends and annuity payments are to commence. The date may be changed as provided in the Annuity Provisions.

Monthiversary	The same day in each succeeding month as the Contract Date. If there is no day in a calendar month which coincides with the Contract Date, the Monthiversary will be the first day of the next month.

Premium Tax	Premium Tax levied by a state or other government entity. The Premium Tax will be paid when due and charged either against the premium payment or the contract value.

Reallocation Date	The date on which any premium payments are reallocated from the Reallocation Account to the Accounts elected by the Owner. The Reallocation Date is shown on the Contract Schedule page.

SEC	The United States Securities and Exchange Commission.

Separate Account	A separate investment account composed of several Subaccounts established to receive and invest net payments under the Contract and under other variable annuity contracts issued by the Company.

Series Fund	A designated mutual fund from which a Subaccount of the Separate Account will buy shares.

Subaccount	A Separate Account allocation option that is made available under this Contract.

Surrender	The termination of the Contract at the option of the Owner.

Surrender Charge Period	The period of time during which a Surrender Charge may be imposed as shown on the Contract Schedule page. For each premium payment, the period begins on the date payment is received by Us.

Valuation Date	Each day on which the New York Stock Exchange is open for business.

Valuation Period	The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

Written Notice	Written Notice means a notice by the Owner to Us requesting or exercising a right of the Owner as provided in the Contract provisions. In order for a notice to be considered a Written Notice, it must: be in writing, signed by the Owner; be in a form acceptable to Us; and contain the information and documentation, as determined in Our sole discretion, necessary for Us to take the action requested or for the Owner to exercise the right specified. A Written Notice will not be considered complete until all necessary supporting documentation required or requested by Us has been received by Us at Our Administrative Office.

GENERAL PROVISIONS

The Contract	This Contract, endorsements, if any, the attached application, if any, and any contract Riders constitute the entire Contract. No Contract provision can be waived or changed except by endorsement. Such endorsement must be signed by Our President or Secretary. We reserve the right to amend the Contract to meet the requirements of any applicable Federal or state laws or regulations.

Ownership	This Contract belongs to the Owner. The Owner as shown on the Contract Schedule page, or as subsequently changed, may exercise all rights under this Contract including the right to transfer ownership. These rights may be subject to the consent of any assignee or irrevocable beneficiary. Joint Owners may be named, provided the Joint Owners are husband and wife.

Change of Ownership Upon Request	We will not be bound by any requested change in the ownership designation unless it is made by Written Notice. The change will be effective on the date the Written Notice is accepted by Us. If We request, this Contract must be returned to Our Office for endorsement.

Changing the Owner cancels any prior ownership designation, but it does not change the Beneficiary or the Annuitant.

Change of Ownership Upon Death of Owner	Should the Owner die during the Accumulation Period, We will be bound by the following:
	1.	In the event of death of one Joint Owner, the surviving Joint Owner becomes the sole Owner. If the deceased Joint Owner was the Annuitant, the surviving Joint Owner will automatically become the Annuitant and the Contract will continue. The Annuity Value as of the Death Report Day will be adjusted to equal the Death Benefit Proceeds as provided in the Death Benefit Provisions.
	2.	If the Owner is the Annuitant, then the Death Benefit Proceeds are payable as provided in the Death Benefit Provisions.
	3.	If the Owner is not the Annuitant and dies before the Annuitant:
		(a)	If no Beneficiary is named and alive, the Owner’s estate will become the new Owner. The Cash Value must be distributed within five years of the former Owner’s death;
		(b)	If the Beneficiary is alive and is the Owner’s spouse, this Contract will continue with the spouse as the new Owner; or
		(c)	If the Beneficiary is alive and is not the Owner’s spouse, the Beneficiary will become the new Owner. The Cash Value must be distributed either:
			(1)	within five years of the former Owner’s death; or
			(2)	over the lifetime of the new Owner, if a natural person, with payments beginning within one year of the former Owner’s death; or
			(3)	over a period that does not exceed the life expectancy (as defined by the Internal Revenue Code and Regulations adopted under the Code) of the new Owner, if a natural person, with payments beginning within one year of the former Owner’s death.

Beneficiary	The Beneficiary, as named in the application or subsequently changed, is entitled to receive the Death Benefit Proceeds, if any, as provided in the Death Benefit Provisions of this Contract, or the Cash Value, if any, as provided in 3.c above. If no Beneficiary is alive, the benefits payable to the Beneficiary will be paid to the Owner, if surviving, otherwise to the Owner’s estate.

Change of Beneficiary	We will not be bound by any change in the Beneficiary designation unless it is made by Written Notice. The change will be effective on the date the Written Notice was signed; however, no change will apply to any payment We made before the Written Notice is received. If We request, this Contract must be returned to Our Office for endorsement.

Assignment	This Contract may be assigned prior to the Maturity Date. We will not be bound by any assignment unless made by Written Notice. The Assignment will be effective on the date the Written Notice is received at Our Office and accepted by Us. We assume no responsibility for the validity of any assignment.

Incontestability	This Contract is incontestable from the Contract Date.

Age and Sex	If a date of birth or sex has been misstated, any amount payable will be adjusted to conform to the correct date of birth and sex.

Contract Years	Contract years, quarters and anniversaries are measured from the Contract Date.

Reports	During the Accumulation Period, We will send a report to the Owner at least once each year. It will show the activity that occurred during the year and the value of the Contract as of the date of the report.

Contract Payment	All payments from the Fixed Account will be paid in one sum unless otherwise elected under the Annuity Provisions of this Contract. We have the right to postpone payments and transfers from the Fixed Account for up to six months. All payments and transfers from the Subaccounts will be processed as provided in this Contract unless one of the following situations exist:

	1.	The New York Stock Exchange is closed; or
	2.	The SEC requires that trading be restricted or declares an emergency; or
	3.	The SEC allows Us to defer payments to protect Our contract owners.

Protection of Proceeds	Unless the Owner directs by filing Written Notice, no Beneficiary may assign any payments under this Contract before the same are due. To the extent permitted by law, no payments under this Contract will be subject to the claims of creditors of any Beneficiary.

SEPARATE ACCOUNT PROVISIONS

The variable benefits under this Contract are provided through the Separate Account referenced on the Contract Schedule page. The assets of the Separate Account are Our property. Assets equal to the liabilities of the Separate Account will not be charged with liabilities arising out of any other business We may conduct. If the assets of the Separate Account exceed the liabilities arising under the contracts supported by the Separate Account, then the excess may be used to cover the liabilities of Our general account. The assets of the Separate Account shall be valued as often as any contract benefits vary, but at least monthly.

Subaccounts	The Separate Account has various Subaccounts. Each Subaccount invests exclusively in shares of one of the portfolios of an underlying Series Fund. Assets invested after the Maturity Date may be invested in different Subaccounts than assets invested during the Accumulation Period. We reserve the right to add or remove any Subaccount of the Separate Account. Income and realized and unrealized gains and losses from assets in each Subaccount are credited to, or charged against, that Subaccount without regard to income, gains, or losses in other Subaccounts. Any amount charged against the contract value for federal or state income taxes will be deducted from that Subaccount.

Transfers Among Subaccounts During the Accumulation Period	During the Accumulation Period, the Owner may transfer all or a portion of this Contract’s value in its Subaccounts to other Subaccounts or the Fixed Account. We reserve the right to charge a $10 fee for each transfer after the first twelve transfers during any one contract year. This charge will be deducted from the funds transferred. We must be notified in a manner satisfactory to Us. The transfer ordinarily will take effect on the first Valuation Date on or following the date notice is received at Our Office.

Transfers Among Subaccounts After the Maturity Date	After the Maturity Date, the Owner may transfer the value of the variable annuity units from one Subaccount to another. The minimum amount which may be transferred is the lesser of $10 monthly income or the entire monthly income of the variable annuity units in the Subaccount from which the transfer is being made. If the monthly income of the remaining units in a Subaccount is less than $10, We reserve the right to include the value of those variable annuity units as part of the transfer.

After the Maturity Date, no transfers may be made to or from the Fixed Account. We reserve the right to limit transfers to once per contract year.

Addition, Deletion or Substitution of Investments	We reserve the right to transfer assets of the Separate Account, which We determine to be associated with the class of contracts to which this Contract belongs, to another Separate Account. If this type of transfer is made, the term “Separate Account”, as used in this Contract, shall then mean the Separate Account to which the assets were transferred. We also reserve the right to add, delete, or substitute investments held by any Subaccount.

We reserve the right, when permitted by law, to:

	1.	de-register the Separate Account under the Investment Company Act of 1940;
	2.	manage the Separate Account under the direction of a committee at any time
	3.	restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the Separate Account;
	4.	combine the Separate Account or any Subaccount(s) with one or more other Separate Accounts or Subaccounts;

Change of Investment Objective	We reserve the right to change the investment objective of a Subaccount. If required by law or regulation, an investment objective of the Separate Account, or of a Series Fund portfolio designated for a Subaccount, will not be materially changed unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Our domicile or deemed approved in accordance with such law or regulation. If required, approval of or change of any investment objective will be filed with the Insurance Department of the state where this Contract is delivered.

Accumulation Unit Value	Some of the contract values fluctuate with the investment results of the Subaccounts. In order to determine how investment results affect the contract values, an Accumulation Unit Value is determined for each Subaccount. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next. Accumulation Unit Values also will vary between Subaccounts.

The Accumulation Unit Value of any Subaccount at the end of the Valuation Period is the result of:

	1.	the total value of the assets held in the Subaccount. This value is determined by multiplying the number of shares of the designated Series Fund portfolio owned by the Subaccount times the net asset value per share; minus
	2.	the accrued charge for administration and mortality and expense. The daily amount of this charge is equal to the daily net assets of the Subaccounts multiplied by the sum of the daily Separate Account Charge and any applicable rider charges. The maximum annual factor for the Separate Account Charge is shown on the Contract Schedule page; minus
	3.	the accrued amount of reserve for any taxes that are determined by Us to have resulted from the investment operations of the Subaccount; and the result divided by
	4.	the number of outstanding units in the Subaccount

The use of the Accumulation Unit Value in determining contract values is described in the Contract Value Provisions.

PREMIUM PROVISIONS

Premium	Premium payments after the first are payable at Our Office. The amount of premium payment which may be paid during any contract year may not exceed the Maximum Additional Annual Premium shown on the Contract Schedule page without Our consent. Premium payments will not be accepted in an amount less than the Minimum Additional Premium shown on the Contract Schedule page without Our consent. Our acceptance of any premium payment shall not constitute a waiver of these limits with respect to subsequent premiums.

CONTRACT VALUE PROVISIONS

Net Premium	The net premium payment will be the premium payment received less Premium Tax, if any.

Allocation of Net Premiums	Net premium payments will be allocated to the Accounts on the first Valuation Date on or following the date the premium payment is received at Our Office. With respect to the Initial Premium, the allocation will take place on the Contract Date. Any premium payment received prior to the Reallocation Date will be allocated to the Reallocation Account. On the first Valuation Date on or following the Reallocation Date, the values in the Reallocation Account will be transferred in accordance with the Owner’s current premium payment allocation instructions.

All allocation percentages must be in whole numbers. The allocation of future net premium payments may be changed by the Owner. We reserve the right to limit such change to once each year. The request for change of allocations must be in a manner satisfactory to Us. The allocation change will be effective the date the request for change is recorded by Us.

Subaccount Value	At the end of any Valuation Period, the Subaccount value is equal to the number of units that the Contract has in the Subaccount, multiplied by the Accumulation Unit Value of that Subaccount.

The number of units that the Contract has in each Subaccount is equal to:

	1.	the initial units purchased on the Contract Date; plus
	2.	units purchased at the time additional net premium payments are allocated to the Subaccount; plus
	3.	units purchased through transfers from another Account; minus
	4.	any units that are redeemed to pay for partial Surrenders; minus
	5.	any units that are redeemed as part of a transfer to another Account; minus
	6.	any units that are redeemed to pay the Annual Contract Charge, Premium Tax and transfer fees, if any.

Fixed Account	At the end of any Valuation Period, the Fixed Account value is equal to:

	1.	the sum of all net premium payments allocated to the Fixed Account; plus
	2.	any amounts transferred from a Subaccount to the Fixed Account; plus
	3.	total interest credited to the Fixed Account; minus
	4.	any amounts withdrawn from the Fixed Account to pay for partial Surrenders; minus
	5.	any amounts transferred to a Subaccount from the Fixed Account; minus
	6.	any amounts charged to pay the Annual Contract Charge, Premium Tax and transfer fees, if any.

Interest on the Fixed Account will be compounded daily at a minimum guaranteed effective annual interest rate of 2% per year. We may declare from time to time higher current interest rates. The interest rates We set will be credited for increments of at least one year measured from each premium payment or transfer date.

On transfers from the Fixed Account to a Subaccount, unless We otherwise consent:

	1.	Written Notice must be within 30 days after a contract anniversary.
	2.	The transfer will ordinarily take place on the first Valuation Date on or following the date We receive such Written Notice.
	3.	The amount that may be transferred is the greater of (a) 25% of the amount in the Fixed Account; or (b) the amount transferred in the prior contract year from the Fixed Account.

We reserve the right to restrict premium payments and transfers to the Fixed Account.

We reserve the right to defer payment of any amounts from the Fixed Account for no longer than six months after We receive such Written Notice.

Annual Contract Charge	During the Accumulation Period, the Annual Contract Charge shown on the Contract Schedule page will be made once a year from the Annuity Value on each contract anniversary. This charge will be deducted from each Subaccount and the Fixed Account in proportion to the value each bears to the Annuity Value. If the Contract is surrendered on other than a contract anniversary, the charge will also be made on the date of Surrender.

The Annual Contract Charge prior to Surrender will be waived if either (1) the Annuity Value or (2) the sum of all net premium payments received, minus all partial Surrenders, equals or exceeds $50,000 as of the contract anniversary for which the charge is payable.

Annuity Value	At the end of any Valuation Period, the Annuity Value is equal to the sum of the Account values.

Partial Surrender	Prior to the Maturity Date, a partial Surrender may be made by the Owner without full Surrender of this Contract. Unless We otherwise consent:

	1.	The request must be made by Written Notice.
	2.	The partial Surrender may not reduce the Cash Value to less than the Minimum Balance shown on the Contract Schedule page.
	3.	No amount from the Fixed Account may be partially surrendered.

Except as provided below, the amount payable will be the amount of the partial Surrender less any applicable Surrender Charge and Premium Tax. The Subaccount(s) for the partial Surrender may be specified. If not specified, partial Surrenders will be deducted from each Subaccount and, if We consent, the Fixed Account in proportion to the value each bears to the Annuity Value.

Partial Surrenders may be made, without a Surrender Charge being deducted at the time the partial Surrender is made, in one of the following ways:

1. Lump Sum

During any Contract Year, the Owner may request a lump sum partial Surrender. The maximum amount available without a Surrender Charge for a lump sum partial Surrender is equal to A + B, where:

A is equal to:

		(i)	the Annuity Value on the date of the partial Surrender; plus
		(ii)	any amounts previously surrendered from this Contract under provision B below; plus
		(iii)	any amounts previously surrendered from this Contract that were subject to Surrender Charges; minus
		(iv)	the total of all premium payments paid for this Contract.

and B is equal to:

		(i)	10% of the remaining Annuity Value following the determination of A above on the date of the partial Surrender; minus
		(ii)	any amounts partially surrendered under B(i) above during the contract year in which the partial Surrender is requested.

Unless We otherwise consent, the minimum lump sum payment amount is $500.

2. Systematic Payout Option

During any contract year, a Systematic Payout Option is available on a monthly, quarterly, semi-annual or annual basis without a Surrender Charge. Systematic payouts must be at least $50 and may not exceed 10% of the Annuity Value at the time the payout is made, divided by the number of payouts made per calendar year. We reserve the right to discontinue systematic payouts if any payout would reduce the Annuity Value below the Minimum Balance shown on the Contract Schedule page.

The Owner may elect to begin or discontinue systematic payouts at any time. However, We must receive Written Notice at least 30 days prior to the date systematic payouts are to be discontinued.

Cash Value	This Contract may be surrendered by the Owner for its Cash Value upon Written Notice at any time prior to the then current Maturity Date. The Cash Value at any time equals the Annuity Value on the Valuation Date coincident with or next following the date We receive Written Notice of Surrender, less:

	1.	any applicable Surrender Charge; less
	2.	any applicable Premium Tax; less
	3.	the Annual Contract Charge.

The minimum Fixed Account Cash Value upon full Surrender is 90% of the Fixed Account premium payments less partial Surrenders and transfers from the Fixed Account accumulated at 3% annually.

Surrender Charge	On the Surrender or partial Surrender of premium payments paid beyond the Surrender Charge Period shown on the Contract Schedule page, no Surrender Charge will be imposed.

Except as provided in the Partial Surrender provision, on the partial Surrender of premium payments within the Surrender Charge Period, the Surrender Charge will equal the premium payments within the Surrender Charge Period, times the applicable Surrender Charge Percentage shown on the Contract Schedule page.

On the full Surrender of premium payments within the Surrender Charge Period, the Surrender Charge will equal the premium payments within the Surrender Charge Period (including any premium payments previously withdrawn to pay for partial Surrenders for which a Surrender Charge was not deducted), times the applicable Surrender Charge Percentage shown on the Contract Schedule page.

Basis of Computation	A detailed statement of the method of computation of values has been filed with the insurance supervisory official of the jurisdiction in which this Contract is delivered. All values for this Contract are equal to or greater than the values required by statutes in such jurisdiction.

DEATH BENEFIT PROVISIONS

Death of Annuitant During the Accumulation Period	If the Annuitant dies during the Accumulation Period and the Owner is a natural person other than the Annuitant, the Owner will automatically become the Annuitant and this Contract will continue. In the event of Joint Owners, the younger Joint Owner will automatically become the new Annuitant and this Contract will continue.

If the Annuitant dies during the Accumulation Period and the Owner is either (1) the same individual as the Annuitant; or (2) other than a natural person, then the Death Benefit Proceeds as calculated below are payable to the Beneficiary. However, in the event of Joint Owners, if the Annuitant dies during the Accumulation Period and is the same individual as one of the Joint Owners, the surviving Joint Owner will automatically become the Annuitant and this Contract will continue. The Annuity Value as of the Death Report Day will be adjusted to equal the Death Benefit Proceeds.

If the Owner who is the Annuitant dies during the Accumulation Period and the Beneficiary, who is a natural person, is entitled to receive all or a portion of the Death Benefit Proceeds but continues the Contract or elects payment options (1) or (3), We will revise the way We calculate the Death Benefit Proceeds so that it is based on the age of such Beneficiary.

Death Benefit Proceeds	If the Annuitant dies during the Accumulation Period, the Death Benefit Proceeds, if payable, will be the greater of:

	1.	the Annuity Value as of the Death Report Day; or
	2.	the excess of (a) the amount of premium payments as of the Death Report Day, less (b) any adjusted partial Surrenders.

The adjusted partial Surrender is equal to (a) times (b), where:

(a) is the ratio of the value of any proceeds payable upon death, to the Annuity Value, as these amounts existed on the date the partial Surrender is processed; and
(b) is the amount of the partial Surrender.

Alternative Election	If the Beneficiary is entitled to receive the Death Benefit Proceeds, the Beneficiary may elect, in lieu of a lump sum payment, one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

	1.	within five years of the date of death of the Annuitant; or
	2.	over the lifetime of the Beneficiary; or
	3.	over a period that does not exceed the life expectancy (as defined by the Internal Revenue Code and Regulations adopted under the Code) of such Beneficiary.

Multiple beneficiaries may choose individually among any of the three options.

For payment options (1) and (3), the Annuity Value as of the Death Report Day will be adjusted to equal the Death Benefit Proceeds and this Contract will remain in force as a deferred annuity until the end of the elected distribution period. For payment option (2), the Maturity Date will be changed to the Death Report Day and the Death Benefit Proceeds will be used to purchase periodic annuity payments under the Annuity Provisions of this Contract.

For elections made under payment options (1) and (3), We will:

a.	allow partial Surrenders and transfers of the Contract’s value among the Subaccounts or the Fixed Account;
b.	deduct the transfer fee from each transfer after the first 12 transfers during each Contract year;
c.	deduct the Annual Contract Charge each Contract year; and
d.	not permit payment of the Death Benefit Proceeds under the Annuity Provisions of this Contract upon complete distribution.

Payment options (2) and (3) may be elected only if the Beneficiary is a natural person and payments start within one year of the deceased Annuitant’s death.

Except in the event of Joint Owners, as provided in the Death of Annuitant During the Accumulation Period provision, if the sole Beneficiary is the spouse of the deceased Annuitant and is entitled to receive the Death Benefit Proceeds, then such Beneficiary may elect to become the new Annuitant and Owner and keep the Contract in force. The Annuity Value as of the Death Report Day will be adjusted to equal the Death Benefit Proceeds, as provided in the Death Benefit Provisions.

ANNUITY PROVISIONS

Commencement of Annuity Payments	Monthly annuity payments will begin as of the Maturity Date shown on the Contract Schedule page, unless another Maturity Date has been elected as provided in these provisions.

Maturity Date	The Maturity Date shown on the Contract Schedule page may be changed to a different Maturity Date, subject to all of the following:

	1.	Written Notice prior to the Maturity Date.
	2.	The new Maturity Date is at least 5 years after the Contract Date.
	3.	The new Maturity Date is not beyond the Annuitant’s 95th birthday.

Annuity Option	The Annuity Option shown on the Contract Schedule page may be changed to any other option available upon Written Notice prior to the Maturity Date. If a variable account annuity payment option is chosen, the Owner must include in the Written Notice the Subaccount allocation of the Annuity Proceeds as of the Maturity Date.

Change of Annuitant	As of the Maturity Date and upon agreement with Us, the Owner may elect a different Annuitant or add a joint Annuitant who will be a joint payee under either Option C or Option E.

Payee	The Annuitant(s) on the Maturity Date will become the payee(s) and receive the annuity payments.

Availability	If the payee is not a natural person, an Annuity Option is only available with Our permission. No Annuity Option is available if:

	1.	the payee is an assignee; or
	2.	the periodic payment is less than $20.

Age	Age, when required, means Age nearest birthday on the effective date of the option. We will furnish rates for ages or combination of ages not shown upon request.

Proof of Age and Sex	Prior to making the first monthly annuity payment under this Contract, We reserve the right to require satisfactory evidence of the birthdate and the sex of any payee. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates.

Proof of Survival	Prior to making any payment under this Contract, We reserve the right to require satisfactory evidence that the payee is:

	1.	alive on the due date of such payment; and
	2.	legally qualified to receive such payment.

Death Benefit After the Maturity Date	The death benefit after the Maturity Date and after the commencement of annuity payments depends upon the annuity option selected. If a payee dies on or after the commencement of annuity payments, the remaining portion of any interest In the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the payee’s death.

Restrictions	After the Maturity Date, no additional premium payments, partial Surrenders, full Surrenders, change of Annuitants or Annuity Options may be made under this Contract.

FIXED ACCOUNT ANNUITY PAYMENTS

Interest and Mortality	All Fixed Account annuity option payments are based on a guaranteed interest rate of 3%. Mortality is based on the “Annuity 2000”(male, female, and unisex if required by law) mortality table projected for improvement using projection scale G.

Amount of Monthly Fixed Account Annuity Payment	The amount of each monthly annuity payment will be determined by multiplying:

	1.	the appropriate rate based on the guaranteed interest rate and, for Options B and C, the mortality table for Fixed Account annuity payments; times
	2.	the Annuity Proceeds as of the Maturity Date.

Fixed Account Annuity Options	The following options are available for payment of Fixed Account monthly annuity payments. The rates shown are the guaranteed rates for each $1,000 of Annuity Pro ceeds at selected ages. Any guaranteed rates not shown for the options below will be available upon request. Higher current rates may be available at the Maturity Date.

The amount of the first payment depends upon the adjusted Age of the Annuitant. The adjusted Age is the Annuitant’s Age nearest the Maturity Date, adjusted as follows:

Maturity Date Adjusted Age

Before 2010 Actual Age
2010 - 2019 Actual Age minus 1
2020 - 2026 Actual Age minus 2
2027 - 2033 Actual Age minus 3
2034 - 2040 Actual Age minus 4

After the year 2040 as determined by Us.

Option A - Fixed Period	The Annuity Proceeds will be paid in equal installments. The installments will be paid over a fixed period determined from the following table:

Fixed Period (in Months) Rate
60 17.91
120 9.61
180 6.87
240 5.51

Option B - Life Income	The Annuity Proceeds will be paid in equal installments determined from the following table. Such installments are payable:

	1.	during the payee’s lifetime only (Life Annuity); or
	2.	during a 10 year fixed period certain and for the payee’s remaining lifetime (Certain Period); or
	3.	until the sum of installments paid equals the Annuity Proceeds applied and for the payee’s remaining lifetime (Installment Refund).

Option B: Life Income
Monthly Income Payments

Guaranteed for Life	Guaranteed for 10 Years	Guaranteed Return of Policy Proceeds

Age*	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex
50	3.82	3.70	3.74	3.80	3.69	3.72	3.70	3.62	3.65
55	4.18	4.01	4.06	4.13	3.99	4.03	3.99	3.89	3.92
60	4.64	4.42	4.49	4.57	4.38	4.44	4.36	4.23	4.27
65	5.30	4.98	5.08	5.14	4.89	4.97	4.83	4.67	4.72
70	6.21	5.78	5.90	5.86	5.58	5.66	5.43	5.26	5.31

*Adjusted Age as defined in Fixed Account Annuity Options Provision

Option C - Joint and Survivor Life Income	The Annuity Proceeds will be paid in equal installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.

Option C: Joint and Survivor Life Income

Monthly Payments for Each $1,000 of Amount Retained

Age of Other Payee (Female)*

Age of One Payee* (Male)	15 Years Less Than Male Payee’s	12 Years Less Than Male Payee’s	9 Years Less Than Male Payee’s	6 Years Less Than Male Payee’s	3 Years Less Than Male Payee’s	Same as Male Payee’s
50	3.06	3.12	3.19	3.25	3.31	3.38
55	3.20	3.27	3.35	3.44	3.52	3.61
60	3.37	3.47	3.57	3.68	3.79	3.91
65	3.59	3.72	3.86	4.01	4.16	4.32
70	3.88	4.06	4.25	4.45	4.67	4.89

*  Adjusted Age as defined in Fixed Account Annuity Options Provision

Unisex Monthly Payments for Each $1,000 of Amount Retained

Age of Other Payee*

Age of First Payee*	15 Years Less Than First Payee’s	12 Years Less Than First Payee’s	9 Years Less Than First Payee’s	6 Years Less Than First Payee’s	3 Years Less Than First Payee’s	Same as First Payee’s
50	3.07	3.13	3.19	3.25	3.31	3.37
55	3.20	3.28	3.36	3.44	3.52	3.60
60	3.38	3.48	3.58	3.68	3.79	3.89
65	3.61	3.73	3.87	4.01	4.16	4.30
70	3.90	4.07	4.26	4.46	4.66	4.86

*Adjusted Age as defined in Fixed Account Annuity Options Provision

VARIABLE ACCOUNT ANNUITY PAYMENTS

Annuity Unit Value	The Annuity Proceeds will be used to purchase variable annuity units in the chosen Subaccount(s). The Annuity Unit Value in any Subaccount will increase or decrease reflecting the investment experience of that Subaccount.

The Annuity Unit Value of any Subaccount at the end of a Valuation Period is equal to (a) multiplied by (b) multiplied by (c), where:

	(a)	is the Annuity Unit Value for that Subaccount at the end of the immediately preceding Valuation Period;
	(b)	is the net investment factor for the Subaccount for the Valuation Period; and
	(c)	is the Assumed Investment Return adjustment factor for the Valuation Period.

The Assumed Investment Return adjustment factor for the Valuation Period is the product of discount factors of .99986634 per day to recognize the 5.0% effective annual Assumed Investment Return.

The net investment factor used to calculate the value of the Annuity Unit Value in each Subaccount for the Valuation Period is determined by dividing (d) by (e) and subtracting (f) from the result, where:

	(d)	is the net result of:

(1) the net asset value of a Series Fund share held in that Subaccount determined as of the end of the current Valuation Period; plus
(2) the per share amount of any dividend or capital gain distributions made by the Series Fund for shares held in that Subaccount if the ex-dividend date occurs during the Valuation Period; plus or minus
(3) a per share charge or credit for any taxes reserved for, which We determine to have resulted from the investment operations of the Subaccount.

(e) is the net asset value of a Series Fund share held in the Subaccount determined as of the end of the immediately preceding Valuation Period.
(f) is a factor representing the mortality and expense risk fee, and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a Series Fund share held in the Separate Account for that Subaccount.

Determination of the First Variable Payment	The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate from the variable option selected. The tables are based on the “Annuity 2000” (male, female, and unisex if required by law) mortality table projected for improvement using projection scale G. Gender based mortality tables will be used unless prohibited by law.

The amount of the first payment depends upon the adjusted Age of the Annuitant. The adjusted Age is the Annuitant’s Age nearest the Maturity Date, adjusted as follows:

Maturity Date Adjusted Age
Before 2010 Actual Age
2010 – 2019 Actual Age minus 1
2020 – 2026 Actual Age minus 2
2027 – 2033 Actual Age minus 3
2034– 2040 Actual Age minus 4

After the year 2040 as determined by Us.

Determination of Subsequent Variable Payments	The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Subaccount(s). Each variable annuity payment after the first will be equal to the number of variable annuity units in each selected Subaccount multiplied by the Annuity Unit Value of that Subaccount on the date the payment is processed. The number of variable annuity units in any selected Subaccount is determined by dividing the first variable annuity payment allocated to that Subaccount by the variable Annuity Unit Value of that Subaccount on the date the first annuity payment is processed. The number of variable annuity units in any selected Subaccount will be increased or reduced by the number of units transferred to or from another Subaccount.

Variable Account Annuity Options	The following options are available for payment of Variable Account monthly annuity payments. The rates shown are the guaranteed rates for each $1,000 of Annuity Proceeds at selected ages. These rates are used to determine the first variable payment under each option. Any guaranteed rates not shown for the options below will be available upon request.

Option D - Variable Life Income	The Annuity Proceeds will be paid in installments determined from the following table. Such installments are payable:

1.	during the payee’s lifetime only (Variable Life Annuity); or
2.	during a 10 year fixed period certain and for the payee’s remaining lifetime (Variable Certain Period).

Option D: Variable Life Income

Monthly Payments for Each $1,000 of Amount Retained

Variable Life Annuity	Variable Certain Period

Payee’s Age*	Male	Female	Unisex	Male	Female	Unisex

50	5.07	4.93	4.98	5.04	4.92	4.95
55	5.40	5.22	5.27	5.34	5.18	5.23
60	5.85	5.61	5.68	5.75	5.55	5.61
65	6.50	6.16	6.26	6.29	6.03	6.11
70	7.41	6.94	7.08	6.98	6.69	6.77

*Adjusted Age as defined in Determination of the First Variable Payment Provision

Option E - Variable Joint and Survivor Life Income	The Annuity Proceeds will be paid in installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.

Option E: Monthly Installment For Joint and Full Survivor

Monthly Payments for Each $1,000 of Amount Retained

	Age of Other Payee (Female)*
Age of First Payee* (Male)	15 Years Less Than Male Payee’s	12 Years Less Than Male Payee’s	9 Years Less Than Male Payee’s	6 Years Less Than Male Payee’s	3 Years Less Than Male Payee’s	Same as Male Payee’s
50	4.37	4.42	4.46	4.51	4.56	4.62
55	4.48	4.54	4.60	4.67	4.74	4.81
60	4.62	4.70	4.79	4.88	4.98	5.08
65	4.81	4.92	5.04	5.17	5.31	5.46
70	5.07	5.23	5.40	5.59	5.79	6.00

*Adjusted Age as defined in Determination of the First Variable Payment Provision

Unisex Monthly Payments for Each $1,000 of Amount Retained

	Age of Other Payee*
Age of First Payee*	15 Years Less Than First Payee’s	12 Years Less Than First Payee’s	9 Years Less Than First Payee’s	6 Years Less Than First Payee’s	3 Years Less Than First Payee’s	Same as First Payee’s
50	4.38	4.42	4.47	4.51	4.56	4.61
55	4.48	4.54	4.60	4.67	4.73	4.80
60	4.63	4.70	4.79	4.88	4.97	5.07
65	4.82	4.93	5.05	5.17	5.30	5.44
70	5.09	5.24	5.41	5.59	5.78	5.97

*Adjusted Age as defined in Determination of the First Variable Payment Provision

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WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Home Office: Columbus, Ohio

Administrative Office:
P.O. Box 5068
Clearwater, Florida 33758

FLEXIBLE PAYMENT VARIABLE ACCUMULATION DEFERRED ANNUITY

Death Benefit Prior to Maturity
Monthly Annuity Commencing on Maturity Date
Non-Participating
No Dividends

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


Exhibit 24(b)(4)(c)(i)

Annual Step-Up Death Benefit




WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
(A STOCK COMPANY)

Home Office: Columbus, Ohio
Administrative Office: Clearwater, Florida

ANNUAL STEP-UP DEATH BENEFIT RIDER

This Rider provides an expansion of the death benefit available under the Contract.

This Rider is attached to and made part of your Variable Deferred Annuity Contract as of the Contract Date. The Rider may be terminated only as provided herein. This Rider is subject to all of the provisions in the Contract that do not conflict with the provisions of this Rider.

Contract Number:	[123456]
Rider Benefit Cap:	[150 –300%]
Rider Charge:	[0 – .65%] annually

Guaranteed Minimum Death Benefit:	This Rider provides that, if the Annuitant dies during the Accumulation Period, the Death Benefit Proceeds, if payable, will be the greater of:

	1.	The Death Benefit Proceeds as determined in the Contract; or
	2.	The highest Annuity Value as of any contract anniversary prior to the Annuitant’s 81st birthday. If the contract anniversary with the highest anniversary value occurs within the 12-months prior to the Death Report Day, then the highest Annuity Value will be reduced by the amount of any applicable Premium Enhancements credited to the Annuity Value from the beginning of this 12 month period to that contract anniversary. The highest Annuity Value will be increased for premiums made (but it will not be increased for any Premium Enhancements applicable to those premiums), and decreased for adjusted partial Surrenders taken following the date of the contract anniversary on which the highest Annuity Value occurs. This benefit will not be allowed to exceed the Rider Benefit Cap times the difference of the total premiums minus partial Surrenders.

Rider Charge:	The accrued daily amount of this charge will be taken from the daily net assets of the Subaccounts at the end of each Valuation Period before determining the Accumulation Unit Value for each Subaccount.

Termination:	This Rider will terminate when the Contract is annuitized or surrendered. Otherwise, election of this Rider is irrevocable during the Accumulation Period.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

ABC
Secretary


Exhibit 24(b)(4)(c)(ii)

Compounding Minimum Death Benefit


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
(A STOCK COMPANY)

Home Office: Columbus, Ohio
Administrative Office: Clearwater, Florida

COMPOUNDING MINIMUM DEATH BENEFIT RIDER

This Rider provides an expansion of the death benefit available under the Contract.

This Rider is attached to and made part of your Variable Deferred Annuity Contract as of the Contract Date. The Rider may be terminated only as provided herein. This Rider is subject to all of the provisions in the Contract that do not conflict with the provisions of this Rider.

Contract Number:	[123456]
Accumulation Percentage:	[2 – 6%] annually
Rider Benefit Cap:	[150 –300%]
Rider Charge:	[0 – .65%] annually

Guaranteed Minimum Death Benefit:	This Rider provides that if the Annuitant dies during the Accumulation Period, the Death Benefit Proceeds, if payable, will be the greater of:

	1.	The Death Benefit Proceeds as determined in the Contract; or
	2.	The total premiums paid for this Contract plus any applicable Premium Enhancement corresponding to the Initial Premium only, less any adjusted partial Surrenders, accumulated at the Accumulation Percentage from the date of payment or partial Surrender until the earlier of (a) the date of death, or (b) the date of the Annuitant’s 81st birthday. This benefit will not be allowed to exceed the Rider Benefit Cap times the difference of the total premiums minus partial Surrenders.

Rider Charge:	The accrued daily amount of this charge will be taken from the daily net assets of the Subaccounts at the end of each Valuation Period before determining the Accumulation Unit Value for each Subaccount.

Termination:	This Rider will terminate when the Contract is annuitized or surrendered. Otherwise, election of this Rider is irrevocable during the Accumulation Period.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

ABC
Secretary